The Bond Fund of America®
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 93.04% U.S. Treasury bonds & notes 38.43% U.S. Treasury 35.69%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$230,000	$226,860
U.S. Treasury 1.375% 2020	681	671
U.S. Treasury 1.50% 2020	33,500	33,197
U.S. Treasury 1.75% 2020	99,480	98,581
U.S. Treasury 2.00% 2020	110,240	109,660
U.S. Treasury 2.25% 2020	72,250	72,168
U.S. Treasury 2.25% 2020	10,000	9,985
U.S. Treasury 2.50% 2020	156,000	156,509
U.S. Treasury 2.50% 2020	40,000	40,062
U.S. Treasury 2.625% 2020	18,000	18,062
U.S. Treasury 2.75% 2020	182,000	183,094
U.S. Treasury 2.875% 2020	43,000	43,360
U.S. Treasury 1.125% 2021	500	487
U.S. Treasury 1.125% 2021	— [1]	— [1]
U.S. Treasury 1.75% 2021	25,177	24,866
U.S. Treasury 2.00% 2021	3,000	2,983
U.S. Treasury 2.00% 2021	1,000	994
U.S. Treasury 2.125% 2021	93,000	92,742
U.S. Treasury 2.125% 2021	21,100	21,042
U.S. Treasury 2.25% 2021	31,000	30,977
U.S. Treasury 2.25% 2021	4,000	3,999
U.S. Treasury 2.375% 2021	11,000	11,022
U.S. Treasury 2.50% 2021	94,234	94,627
U.S. Treasury 2.50% 2021	65,000	65,242
U.S. Treasury 1.625% 2022	91,000	89,219
U.S. Treasury 1.75% 2022	60,000	59,205
U.S. Treasury 1.75% 2022	23,000	22,666
U.S. Treasury 1.875% 2022	441,500	436,970
U.S. Treasury 1.875% 2022	404,200	399,608
U.S. Treasury 1.875% 2022	130,000	128,552
U.S. Treasury 1.875% 2022	70,000	69,330
U.S. Treasury 2.00% 2022	399,550	396,529
U.S. Treasury 2.00% 2022	220,460	218,743
U.S. Treasury 2.125% 2022	605,830	603,649
U.S. Treasury 2.125% 2022	85,340	85,092
U.S. Treasury 2.375% 2022	20,000	20,097
U.S. Treasury 2.50% 2022	7,725	7,781
U.S. Treasury 1.25% 2023	34,400	33,014
U.S. Treasury 1.375% 2023	100,000	96,555
U.S. Treasury 1.375% 2023	13,000	12,524
U.S. Treasury 1.50% 2023[2]	417,860	406,586
U.S. Treasury 1.50% 2023	44,500	43,269
U.S. Treasury 1.625% 2023	163,015	159,117
U.S. Treasury 1.625% 2023	65,000	63,474
U.S. Treasury 1.75% 2023	47,600	46,706
U.S. Treasury 2.125% 2023	81,263	80,864
The Bond Fund of America — Page 1 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2023	$209,735	$ 212,109
U.S. Treasury 2.50% 2023	57,100	57,702
U.S. Treasury 2.625% 2023	438,800	445,360
U.S. Treasury 2.625% 2023	244,000	248,275
U.S. Treasury 2.625% 2023	20,000	20,321
U.S. Treasury 2.75% 2023	270,000	275,570
U.S. Treasury 2.75% 2023	30,000	30,642
U.S. Treasury 2.75% 2023	22,000	22,444
U.S. Treasury 2.875% 2023	532,200	547,006
U.S. Treasury 2.875% 2023	182,729	187,726
U.S. Treasury 2.875% 2023	129,400	133,118
U.S. Treasury 2.00% 2024	308,586	304,914
U.S. Treasury 2.00% 2024	180,000	177,754
U.S. Treasury 2.00% 2024	70,000	69,177
U.S. Treasury 2.125% 2024	678,850	673,963
U.S. Treasury 2.125% 2024	184,600	183,697
U.S. Treasury 2.125% 2024	18,000	17,860
U.S. Treasury 2.25% 2024	172,750	172,522
U.S. Treasury 2.25% 2024	55,825	55,855
U.S. Treasury 2.25% 2024	33,000	32,960
U.S. Treasury 2.375% 2024	584,550	588,683
U.S. Treasury 2.50% 2024	526,857	533,253
U.S. Treasury 2.50% 2024	84,000	85,012
U.S. Treasury 2.75% 2024	50,000	51,175
U.S. Treasury 2.00% 2025	20,000	19,686
U.S. Treasury 2.125% 2025	61,750	61,140
U.S. Treasury 2.50% 2025	14,000	14,170
U.S. Treasury 2.625% 2025	326,016	332,468
U.S. Treasury 2.625% 2025	146,324	149,103
U.S. Treasury 2.75% 2025[2]	992,493	1,018,159
U.S. Treasury 2.75% 2025	31,813	32,653
U.S. Treasury 2.875% 2025	287,175	296,715
U.S. Treasury 2.00% 2026	15,600	15,233
U.S. Treasury 2.25% 2026	350,800	349,499
U.S. Treasury 2.50% 2026	24,980	25,279
U.S. Treasury 2.625% 2026	77,585	79,131
U.S. Treasury 2.25% 2027	232,486	230,242
U.S. Treasury 2.25% 2027	68,000	67,414
U.S. Treasury 2.25% 2027	13,000	12,912
U.S. Treasury 2.375% 2027	85,000	85,159
U.S. Treasury 2.75% 2028	59,237	60,983
U.S. Treasury 2.875% 2028	61,335	63,773
U.S. Treasury 2.875% 2028	5,860	6,095
U.S. Treasury 3.125% 2028	720	764
U.S. Treasury 2.625% 2029	617,147	629,200
U.S. Treasury 2.875% 2043[2]	3,750	3,816
U.S. Treasury 3.00% 2045	14,850	15,446
U.S. Treasury 2.50% 2046[2]	174,762	164,641
U.S. Treasury 2.875% 2046	19,354	19,632
U.S. Treasury 2.75% 2047	39,500	39,009
U.S. Treasury 3.00% 2047[2]	86,916	90,239
U.S. Treasury 3.00% 2047	13,950	14,503
U.S. Treasury 3.00% 2048[2]	179,901	186,487
U.S. Treasury 3.125% 2048[2]	4,710	5,004
The Bond Fund of America — Page 2 of 47

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 2048[2]	$198,109	$ 220,873
U.S. Treasury 3.00% 2049[2]	656,053	680,931
		14,938,197
U.S. Treasury inflation-protected securities 2.74%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	314,180	316,571
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,123	23,892
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	53,069	53,080
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	50,634	51,253
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	53,299	52,954
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	21,256	21,086
U.S. Treasury Inflation-Protected Security 0.75% 2028[3]	44,119	45,165
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	5,046	5,580
U.S. Treasury Inflation-Protected Security 0.875% 2029[3]	26,914	27,811
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	14,160	17,800
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	190,755	186,183
U.S. Treasury Inflation-Protected Security 0.625% 2043[2,3]	67,218	63,398
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	13,278	13,565
U.S. Treasury Inflation-Protected Security 0.875% 2047[2,3]	221,313	219,585
U.S. Treasury Inflation-Protected Security 1.00% 2048[3]	29,674	24,449
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	23,756	24,422
		1,146,794
Total U.S. Treasury bonds & notes		16,084,991
Corporate bonds & notes 28.77% Financials 7.31%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,285
ACE INA Holdings Inc. 2.875% 2022	1,585	1,599
ACE INA Holdings Inc. 3.35% 2026	1,885	1,921
ACE INA Holdings Inc. 4.35% 2045	1,465	1,599
Ally Financial Inc. 5.125% 2024	2,500	2,634
Ally Financial Inc. 8.00% 2031	29,295	36,509
Ally Financial Inc. 8.00% 2031	15,410	19,031
American Express Co. 3.00% 2024	20,000	19,938
American International Group, Inc. 3.90% 2026	2,625	2,647
American International Group, Inc. 4.80% 2045	1,150	1,156
American International Group, Inc. 4.75% 2048	10,850	10,828
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,919
AXA Equitable Holdings, Inc. 3.90% 2023	9,925	10,177
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	13,642
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]	1,850	1,813
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	21,000	20,930
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	43,806	43,549
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	76,725	77,964
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[5]	12,265	12,402
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[5]	14,080	14,687
Bank of Nova Scotia 2.50% 2021	17,500	17,453
Barclays Bank PLC 3.65% 2025	2,000	1,957
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[5]	13,000	13,462
Barclays Bank PLC 4.95% 2047	18,750	18,817
BB&T Corp. 2.45% 2020	13,700	13,676
BBVA Bancomer SA 6.50% 2021[4]	1,000	1,052
The Bond Fund of America — Page 3 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Finance Corp. 4.20% 2048	$21,490	$22,342
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,148
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,149
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,643
BNP Paribas 3.50% 2023[4]	59,100	59,165
BNP Paribas 3.375% 2025[4]	21,000	20,575
Capital One Financial Corp. 3.45% 2021	7,500	7,595
Capital One Financial Corp. 3.90% 2024	9,950	10,178
Capital One Financial Corp. 4.25% 2025	32,500	33,785
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 2019[4,6,7,8]	1,115	1,115
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 2019[4,6,7,8]	503	503
Citigroup Inc. 2.35% 2021	16,500	16,316
Citigroup Inc. 2.70% 2021	13,500	13,493
Citigroup Inc. 2.90% 2021	13,500	13,497
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	34,235	34,044
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	11,400	11,448
Citigroup Inc. 3.875% 2023	10,419	10,845
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	17,250	17,838
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[5]	31,285	31,902
Citigroup Inc. 4.65% 2048	1,375	1,483
CNA Financial Corp. 3.95% 2024	6,705	6,821
Cooperatieve Rabobank UA 2.75% 2023	17,000	16,863
Crédit Agricole SA 3.375% 2022[4]	10,250	10,320
Crédit Agricole SA 3.75% 2023[4]	28,640	28,984
Crédit Agricole SA 4.375% 2025[4]	6,030	6,151
Credit Suisse Group AG 3.45% 2021	11,250	11,373
Credit Suisse Group AG 3.80% 2022	15,000	15,295
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	32,850	32,306
Credit Suisse Group AG 3.80% 2023	22,025	22,391
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,5]	11,500	11,791
Credit Suisse Group AG 3.75% 2025	7,600	7,670
Credit Suisse Group AG 4.55% 2026	11,000	11,508
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	17,110	16,801
Danske Bank AS 2.00% 2021[4]	13,010	12,542
Danske Bank AS 2.70% 2022[4]	19,475	18,977
Danske Bank AS 3.875% 2023[4]	31,840	31,310
Deutsche Bank AG 2.85% 2019	28,500	28,487
Deutsche Bank AG 2.70% 2020	13,000	12,863
Deutsche Bank AG 3.15% 2021	27,350	26,953
Deutsche Bank AG 3.375% 2021	1,000	985
Deutsche Bank AG 4.25% 2021	32,000	32,140
Deutsche Bank AG 4.25% 2021	850	855
Deutsche Bank AG 5.00% 2022	2,500	2,557
Deutsche Bank AG 3.95% 2023	11,500	11,357
Deutsche Bank AG 3.70% 2024	2,745	2,638
Discover Financial Services 10.25% 2019	3,650	3,723
Discover Financial Services 3.35% 2023	28,175	28,347
Discover Financial Services 4.65% 2028	26,750	28,050
DNB Bank ASA 2.375% 2021[4]	22,700	22,485
Ford Motor Credit Co. 3.81% 2024	5,242	4,969
FS Energy and Power Fund 7.50% 2023[4]	7,755	7,973
Goldman Sachs Group, Inc. 2.55% 2019	2,611	2,607
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	41,000	40,576
Goldman Sachs Group, Inc. 3.20% 2023	34,500	34,584
The Bond Fund of America — Page 4 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.854% 2026[8]	$ 5,975	$ 5,867
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	19,250	19,100
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	22,244	22,783
Groupe BPCE SA 2.75% 2023[4]	8,600	8,501
Groupe BPCE SA 5.70% 2023[4]	30,476	32,528
Groupe BPCE SA 5.15% 2024[4]	25,098	26,220
Groupe BPCE SA 4.50% 2025[4]	7,795	7,850
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,628
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	15,000	15,048
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	14,650	14,957
HSBC Holdings PLC 3.803% 2025[5]	22,500	22,856
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	39,635	41,744
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,890
Intesa Sanpaolo SpA 3.125% 2022[4]	26,025	25,362
Intesa Sanpaolo SpA 3.375% 2023[4]	34,763	33,966
Intesa Sanpaolo SpA 5.017% 2024[4]	131,443	127,169
Intesa Sanpaolo SpA 5.71% 2026[4]	17,082	16,703
Intesa Sanpaolo SpA 3.875% 2027[4]	7,175	6,593
Intesa Sanpaolo SpA 3.875% 2028[4]	3,270	3,004
Jefferies Financial Group Inc. 5.50% 2023	4,695	4,918
JPMorgan Chase & Co. 6.30% 2019	3,281	3,288
JPMorgan Chase & Co. 2.25% 2020	17,308	17,247
JPMorgan Chase & Co. 2.55% 2020	14,230	14,199
JPMorgan Chase & Co. 2.40% 2021	17,500	17,381
JPMorgan Chase & Co. 2.55% 2021	26,400	26,334
JPMorgan Chase & Co. 2.70% 2023	20,975	20,786
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[5]	16,700	16,619
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	14,450	14,710
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	23,723	24,381
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	17,931	18,624
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[5]	4,093	4,277
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[5]	22,594	24,144
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	31,454	30,664
Lloyds Banking Group PLC 4.05% 2023	16,500	16,842
Lloyds Banking Group PLC 3.90% 2024	15,000	15,213
Lloyds Banking Group PLC 4.582% 2025	5,143	5,211
Lloyds Banking Group PLC 4.375% 2028	2,560	2,626
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	17,781
Marsh & McLennan Companies, Inc. 4.375% 2029	10,400	11,028
Marsh & McLennan Companies, Inc. 4.75% 2039	750	814
Marsh & McLennan Companies, Inc. 4.90% 2049	1,500	1,651
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	122
Metlife, Inc. 3.60% 2025	100	103
MetLife, Inc. 4.60% 2046	800	870
Metropolitan Life Global Funding I 2.30% 2019[4]	1,345	1,345
Metropolitan Life Global Funding I 2.00% 2020[4]	8,185	8,125
Metropolitan Life Global Funding I 2.05% 2020[4]	3,250	3,226
Metropolitan Life Global Funding I 2.50% 2020[4]	7,500	7,475
Metropolitan Life Global Funding I 2.40% 2021[4]	19,975	19,869
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,520
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,046
Metropolitan Life Global Funding I 3.60% 2024[4]	1,000	1,031
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,362
Metropolitan Life Global Funding I 3.00% 2027[4]	2,500	2,454
The Bond Fund of America — Page 5 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	$13,500	$13,271
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	15,878
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,853
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,340
Morgan Stanley 2.50% 2021	14,300	14,221
Morgan Stanley 2.75% 2022	23,441	23,318
Morgan Stanley 3.125% 2023	90,407	90,773
Morgan Stanley 3.70% 2024	4,220	4,298
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	58,713
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[5]	24,225	25,591
Morgan Stanley, Series F, 3.875% 2024	7,150	7,362
National Australia Bank Ltd. 2.50% 2022	15,500	15,352
National Australia Bank Ltd. 2.875% 2023	13,200	13,169
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,145	3,273
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	4,983
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	37,150	37,778
New York Life Global Funding 1.50% 2019[4]	835	830
New York Life Global Funding 1.95% 2020[4]	3,625	3,595
New York Life Global Funding 1.95% 2020[4]	2,190	2,178
New York Life Global Funding 1.70% 2021[4]	30,500	29,777
New York Life Global Funding 2.00% 2021[4]	700	691
New York Life Global Funding 3.00% 2028[4]	2,500	2,479
Nuveen, LLC 4.00% 2028[4]	1,515	1,619
PNC Bank 3.50% 2023	17,840	18,365
PNC Financial Services Group, Inc. 3.50% 2024	18,425	18,940
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,057
PRICOA Global Funding I 3.45% 2023[4]	11,525	11,811
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,556
Progressive Corp. 4.00% 2029	3,000	3,210
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[5]	1,950	2,031
Prudential Financial, Inc. 3.905% 2047	850	822
Prudential Financial, Inc. 4.418% 2048	1,000	1,043
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,547
Prudential Financial, Inc. 4.35% 2050	10,600	10,991
Rabobank Nederland 2.50% 2021	8,500	8,463
Rabobank Nederland 4.375% 2025	5,945	6,138
Royal Bank of Scotland PLC 4.65% 2024[5]	14,130	14,463
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	18,000	18,974
Santander Holdings USA, Inc. 3.70% 2022	16,233	16,419
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,023
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,159
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,221
Springleaf Finance Corp. 6.125% 2024	2,600	2,665
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[4,5]	19,500	19,583
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,064
Svenska Handelsbanken AB 1.875% 2021	8,920	8,748
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.582% on 4/2/2029)[4,5]	15,000	15,217
Synchrony Bank 3.65% 2021	13,225	13,354
Synchrony Financial 4.375% 2024	5,825	5,910
Travelers Companies, Inc. 4.00% 2047	2,250	2,304
Travelers Companies, Inc. 4.05% 2048	2,500	2,574
Travelers Companies, Inc. 4.10% 2049	1,500	1,560
UBS Group AG 2.95% 2020[4]	9,296	9,297
The Bond Fund of America — Page 6 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 3.75% 2022[4]	$14,975	$ 14,920
UniCredit SpA 6.572% 2022[4]	22,250	23,323
UniCredit SpA 4.625% 2027[4]	16,650	16,355
UniCredit SpA 5.861% 2032[4,5]	27,670	25,534
UniCredit SpA 7.296% 2034 (5 Year USD ICE Swap + 4.914% on 4/2/2029)[4,5]	23,500	23,745
Unum Group 5.625% 2020	345	358
Unum Group 3.00% 2021	2,085	2,085
US Bancorp 2.85% 2023	21,000	21,070
US Bancorp 3.40% 2023	13,125	13,460
VEB Finance Ltd. 6.902% 2020[4]	4,600	4,727
VEB Finance Ltd. 6.80% 2025[4]	500	533
Wells Fargo & Co. 2.15% 2020	4,025	4,007
Wells Fargo & Co. 2.55% 2020	5,655	5,642
Wells Fargo & Co. 2.10% 2021	41,300	40,671
Wells Fargo & Co. 2.50% 2021	13,500	13,442
Wells Fargo & Co. 2.625% 2022	34,000	33,775
Wells Fargo & Co. 3.069% 2023	15,000	15,032
Wells Fargo & Co. 3.55% 2023	17,825	18,321
Wells Fargo & Co. 3.75% 2024	21,340	21,981
Wells Fargo & Co. 4.15% 2029	6,660	6,971
		3,059,821
Health care 5.26%
Abbott Laboratories 2.90% 2021	92,166	92,611
Abbott Laboratories 3.40% 2023	6,785	6,932
Abbott Laboratories 3.75% 2026	1,023	1,064
Abbott Laboratories 4.75% 2036	200	225
Abbott Laboratories 4.90% 2046	1,465	1,696
AbbVie Inc. 2.50% 2020	12,435	12,400
AbbVie Inc. 2.30% 2021	14,335	14,164
AbbVie Inc. 3.20% 2022	3,040	3,069
AbbVie Inc. 2.85% 2023	8,367	8,282
AbbVie Inc. 3.75% 2023	5,333	5,480
AbbVie Inc. 4.45% 2046	23,963	22,334
AbbVie Inc. 4.875% 2048	9,350	9,226
Allergan PLC 3.00% 2020	20,010	20,004
Allergan PLC 3.45% 2022	43,067	43,463
Allergan PLC 3.80% 2025	3,803	3,858
Allergan PLC 4.75% 2045	5,024	5,026
Allergan, Inc. 5.00% 2021[4]	12,457	12,972
Amgen Inc. 1.85% 2021	7,340	7,203
Anthem, Inc. 2.95% 2022	22,000	22,002
Anthem, Inc. 4.101% 2028	15,000	15,468
AstraZeneca PLC 2.375% 2022	12,605	12,428
AstraZeneca PLC 3.50% 2023	14,500	14,805
AstraZeneca PLC 3.375% 2025	15,500	15,656
AstraZeneca PLC 4.00% 2029	2,562	2,695
Baxalta Inc. 4.00% 2025	622	639
Bayer US Finance II LLC 3.875% 2023[4]	49,500	49,928
Bayer US Finance II LLC 4.25% 2025[4]	49,128	49,733
Bayer US Finance II LLC 4.375% 2028[4]	82,451	82,093
Bayer US Finance II LLC 4.875% 2048[4]	3,026	2,853
Becton, Dickinson and Co. 2.675% 2019	5,079	5,063
Becton, Dickinson and Co. 2.404% 2020	19,675	19,540
The Bond Fund of America — Page 7 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 2.894% 2022	$35,760	$35,588
Becton, Dickinson and Co. 3.363% 2024	35,795	35,859
Becton, Dickinson and Co. 3.734% 2024	5,000	5,082
Becton, Dickinson and Co. 3.70% 2027	8,215	8,200
Boston Scientific Corp. 3.375% 2022	5,000	5,071
Boston Scientific Corp. 3.45% 2024	1,985	2,023
Boston Scientific Corp. 3.75% 2026	13,525	13,816
Boston Scientific Corp. 4.00% 2029	5,200	5,373
Boston Scientific Corp. 4.55% 2039	7,555	7,919
Boston Scientific Corp. 4.70% 2049	1,025	1,094
Centene Corp. 5.375% 2026[4]	10,415	10,884
Cigna Corp. 3.40% 2021[4]	14,980	15,147
Cigna Corp. 3.75% 2023[4]	28,250	28,994
Cigna Corp. 4.125% 2025[4]	10,965	11,363
Cigna Corp. 4.375% 2028[4]	46,085	47,810
Cigna Corp. 4.80% 2038[4]	4,055	4,175
Cigna Corp. 4.90% 2048[4]	21,380	22,159
Concordia International Corp. 8.00% 2024	1,308	1,236
CVS Health Corp. 2.125% 2021	1,500	1,474
CVS Health Corp. 3.35% 2021	10,796	10,888
CVS Health Corp. 4.10% 2025	71,791	73,815
CVS Health Corp. 4.30% 2028	43,756	44,417
CVS Health Corp. 4.78% 2038	1,475	1,465
CVS Health Corp. 5.05% 2048	35,664	36,001
Eli Lilly and Co. 2.35% 2022	3,816	3,797
Eli Lilly and Co. 3.375% 2029	6,266	6,442
EMD Finance LLC 2.40% 2020[4]	17,985	17,908
EMD Finance LLC 2.95% 2022[4]	9,600	9,567
EMD Finance LLC 3.25% 2025[4]	35,000	34,521
Endo International PLC 5.875% 2024[4]	625	616
Envision Healthcare Corp. 8.75% 2026[4]	6,700	5,988
GlaxoSmithKline PLC 2.875% 2022	4,421	4,448
GlaxoSmithKline PLC 3.375% 2023	41,545	42,538
GlaxoSmithKline PLC 3.00% 2024	14,515	14,612
GlaxoSmithKline PLC 3.625% 2025	14,585	15,112
HCA Inc. 5.875% 2029	7,130	7,691
Humana Inc. 2.50% 2020	15,000	14,893
Johnson & Johnson 2.625% 2025	10,000	10,009
Johnson & Johnson 2.45% 2026	6,460	6,327
Johnson & Johnson 2.90% 2028	14,272	14,228
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,461
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,281
Medtronic, Inc. 3.50% 2025	2,000	2,067
Merck & Co., Inc. 2.80% 2023	5,773	5,838
Merck & Co., Inc. 2.90% 2024	15,104	15,315
Merck & Co., Inc. 2.75% 2025	9,550	9,578
Merck & Co., Inc. 3.40% 2029	1,672	1,719
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	10,039
Mylan Laboratories Inc. 2.50% 2019	7,769	7,764
Mylan Laboratories Inc. 3.15% 2021	14,800	14,773
Pfizer Inc. 2.80% 2022	3,707	3,743
Pfizer Inc. 3.20% 2023	37,100	37,992
Pfizer Inc. 2.95% 2024	2,297	2,329
Pfizer Inc. 3.60% 2028	3,772	3,940
The Bond Fund of America — Page 8 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[6,7,8,9,10]	$ 9,246	$ 8,916
Shire PLC 1.90% 2019	38,020	37,860
Shire PLC 2.40% 2021	51,117	50,557
Shire PLC 2.875% 2023	36,035	35,629
Shire PLC 3.20% 2026	49,926	48,325
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	24,232	25,490
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	89,851	97,579
Teva Pharmaceutical Finance Co. BV 2.80% 2023	226,198	202,027
Teva Pharmaceutical Finance Co. BV 6.00% 2024	89,816	90,212
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,825	70,253
Teva Pharmaceutical Finance Co. BV 6.75% 2028	52,359	52,873
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	79,112
UnitedHealth Group Inc. 3.35% 2022	200	204
UnitedHealth Group Inc. 3.50% 2024	17,200	17,729
UnitedHealth Group Inc. 3.70% 2025	15,430	16,032
UnitedHealth Group Inc. 3.75% 2025	5,880	6,147
UnitedHealth Group Inc. 4.45% 2048	2,000	2,181
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	10,047
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	3,045	3,235
WellCare Health Plans, Inc. 5.375% 2026[4]	3,175	3,330
WellPoint, Inc. 2.25% 2019	5,000	4,991
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,326
		2,201,356
Energy 3.15%
Anadarko Petroleum Corp. 4.85% 2021	14,623	15,166
Anadarko Petroleum Corp. 5.55% 2026	400	437
Anadarko Petroleum Corp. 6.60% 2046	13,600	16,583
Andeavor Logistics LP 3.50% 2022	8,500	8,596
Baker Hughes, a GE Co. 3.337% 2027	12,125	11,811
Baker Hughes, a GE Co. 4.08% 2047	13,040	11,960
Boardwalk Pipeline Partners, LP 3.375% 2023	100	98
BP Capital Markets PLC 3.79% 2024	35,720	37,108
BP Capital Markets PLC 3.52% 2026	17,500	17,887
BP Capital Markets PLC 4.234% 2028	26,765	28,679
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,619
Canadian Natural Resources Ltd. 2.95% 2023	14,820	14,725
Canadian Natural Resources Ltd. 3.80% 2024	670	685
Canadian Natural Resources Ltd. 3.85% 2027	29,500	29,580
Canadian Natural Resources Ltd. 4.95% 2047	4,025	4,402
Cenovus Energy Inc. 3.00% 2022	7,470	7,326
Cenovus Energy Inc. 3.80% 2023	3,940	3,939
Cenovus Energy Inc. 4.25% 2027	16,800	16,543
Cenovus Energy Inc. 5.25% 2037	2,189	2,178
Cenovus Energy Inc. 5.40% 2047	50,443	50,112
Chevron Corp. 2.10% 2021	10,000	9,934
Chevron Corp. 2.498% 2022	9,675	9,684
Chevron Corp. 2.954% 2026	14,590	14,702
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,008
Concho Resources Inc. 4.85% 2048	11,219	11,795
DCP Midstream Operating LP 4.95% 2022	1,495	1,534
Devon Energy Corp. 5.00% 2045	1,743	1,831
Diamond Offshore Drilling, Inc. 4.875% 2043	14,330	9,135
Enbridge Energy Partners, LP 4.375% 2020	8,875	9,072
The Bond Fund of America — Page 9 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 5.20% 2020	$ 2,100	$ 2,146
Enbridge Energy Partners, LP 4.20% 2021	800	820
Enbridge Energy Partners, LP 5.875% 2025	31,435	35,645
Enbridge Energy Partners, LP 7.375% 2045	46,701	65,027
Enbridge Inc. 4.00% 2023	30,600	31,767
Enbridge Inc. 3.50% 2024	4,582	4,634
Enbridge Inc. 3.70% 2027	10,623	10,612
Energy Transfer Operating, LP 5.875% 2024	1,375	1,506
Energy Transfer Partners, LP 4.15% 2020	3,000	3,050
Energy Transfer Partners, LP 4.20% 2023	5,725	5,923
Energy Transfer Partners, LP 4.50% 2024	2,975	3,110
Energy Transfer Partners, LP 4.95% 2028	7,500	7,881
Energy Transfer Partners, LP 6.125% 2045	19,678	21,464
Energy Transfer Partners, LP 5.30% 2047	32,111	31,700
Energy Transfer Partners, LP 5.40% 2047	48,501	48,470
Energy Transfer Partners, LP 6.00% 2048	15,391	16,667
Energy Transfer Partners, LP 6.25% 2049	6,948	7,798
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[5]	300	284
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	20,947
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,060
EnLink Midstream Partners, LP 5.45% 2047	4,890	4,377
EQT Corp. 2.50% 2020	14,660	14,473
EQT Corp. 3.00% 2022	9,135	8,974
EQT Corp. 3.90% 2027	11,000	10,303
Equinor ASA 3.625% 2028	14,785	15,401
Gazprom OJSC 6.51% 2022[4]	8,350	8,913
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	15,186
Kinder Morgan, Inc. 3.15% 2023	1,280	1,284
Kinder Morgan, Inc. 4.30% 2028	6,500	6,724
Kinder Morgan, Inc. 5.05% 2046	8,825	9,061
Kinder Morgan, Inc. 5.20% 2048	5,000	5,281
Marathon Oil Corp. 4.40% 2027	5,755	5,934
MPLX LP 4.00% 2028	200	199
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	6,445	6,348
Noble Energy, Inc. 3.85% 2028	17,820	17,587
Noble Energy, Inc. 4.95% 2047	10,965	10,866
Odebrecht Drilling Norbe 6.72% 2022[4]	1,860	1,781
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,10]	7,254	1,848
Odebrecht Drilling Norbe 0% 2049[4]	1,072	11
Petrobras Global Finance Co. 7.375% 2027	4,380	4,843
Petrobras Global Finance Co. 5.999% 2028	2,706	2,745
Petrobras Global Finance Co. 5.75% 2029	4,775	4,742
Petrobras Global Finance Co. 7.25% 2044	1,375	1,439
Petróleos Mexicanos 6.375% 2021	870	904
Petróleos Mexicanos 5.375% 2022	10,000	10,240
Petróleos Mexicanos 4.625% 2023	17,875	17,652
Petróleos Mexicanos 4.50% 2026	12,700	11,840
Petróleos Mexicanos 6.875% 2026	50,060	52,303
Petróleos Mexicanos 6.50% 2027	15,510	15,614
Petróleos Mexicanos 5.35% 2028	38,590	35,908
Petróleos Mexicanos 6.50% 2029	31,260	31,033
Petróleos Mexicanos 6.75% 2047	6,748	6,225
Phillips 66 3.90% 2028	10,860	11,069
Plains All American Pipeline, LP 4.50% 2026	4,750	4,875
The Bond Fund of America — Page 10 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QEP Resources, Inc. 5.625% 2026	$ 1,625	$ 1,479
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[4,10,11]	2,793	1,047
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	925	961
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,078
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	15,182
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,451
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,128
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	37,594
Schlumberger BV 3.75% 2024[4]	4,575	4,680
Schlumberger BV 4.00% 2025[4]	24,980	25,794
Schlumberger BV 4.30% 2029[4]	13,075	13,440
Shell International Finance BV 3.50% 2023	22,808	23,603
Shell International Finance BV 3.875% 2028	7,640	8,109
Shell International Finance BV 3.75% 2046	3,780	3,793
Shell International Finance BV 4.00% 2046	3,880	4,054
Teekay Corp. 8.50% 2020	7,010	7,080
Tesoro Logistics LP 5.50% 2019	1,115	1,126
Total Capital International 3.455% 2029	21,815	22,379
Total Capital SA 3.883% 2028	3,980	4,205
TransCanada PipeLines Ltd. 4.25% 2028	15,295	15,988
TransCanada PipeLines Ltd. 4.875% 2048	12,500	13,154
TransCanada PipeLines Ltd. 5.10% 2049	10,000	10,795
Transocean Inc. 5.80% 2022[5]	5,135	5,058
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,586
Western Gas Partners LP 4.50% 2028	5,000	4,967
Western Gas Partners LP 5.30% 2048	4,000	3,800
Williams Companies, Inc. 3.70% 2023	1,680	1,712
Williams Partners LP 5.25% 2020	100	102
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,779
		1,319,747
Utilities 2.74%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,128
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,132
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	46,000	47,369
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	440	468
Alliant Energy Finance LLC 3.75% 2023[4]	3,804	3,883
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	3,901
American Electric Power Co., Inc. 4.30% 2028	19,661	20,893
Atlantic City Electric Co. 4.00% 2028	3,265	3,456
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,679
Berkshire Hathaway Energy Co. 4.50% 2045	200	213
Cemig Geração e Transmissão SA 9.25% 2024[4]	1,385	1,506
Cemig Geração e Transmissão SA 9.25% 2024	700	761
CenterPoint Energy, Inc. 3.85% 2024	37,285	38,064
CenterPoint Energy, Inc. 4.25% 2028	2,435	2,527
CMS Energy Corp. 3.00% 2026	11,336	11,089
CMS Energy Corp. 2.95% 2027	404	386
Colbun SA 4.50% 2024	7,500	7,773
Colbun SA 4.50% 2024[4]	1,200	1,244
Colbun SA 3.95% 2027[4]	5,225	5,130
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,569
Comision Federal de Electricidad 4.75% 2027[4]	370	375
Dominion Resources, Inc. 1.60% 2019	4,350	4,330
The Bond Fund of America — Page 11 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 2.962% 2019[5]	$ 2,000	$ 2,000
DTE Electric Co. 3.95% 2049	2,575	2,657
DTE Energy Co. 3.70% 2023	20,897	21,415
Duke Energy Progress, LLC 3.45% 2029	5,168	5,302
Edison International 2.40% 2022	1,200	1,113
EDP Finance BV 4.125% 2020[4]	22,061	22,227
EDP Finance BV 5.25% 2021[4]	3,500	3,619
EDP Finance BV 3.625% 2024[4]	44,025	43,777
Electricité de France SA 4.50% 2028[4]	762	787
Electricité de France SA 4.95% 2045[4]	711	733
Electricité de France SA 5.00% 2048[4]	13,056	13,487
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[4,5]	4,750	4,782
Electricité de France SA 6.00% 2114	£ 300	587
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	$14,254	15,237
Emera US Finance LP 2.15% 2019	7,135	7,121
Emera US Finance LP 2.70% 2021	3,950	3,916
Emera US Finance LP 3.55% 2026	4,945	4,895
Emera US Finance LP 4.75% 2046	3,229	3,361
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,536
Enel Chile SA 4.875% 2028	2,500	2,643
Enel Finance International SA 2.875% 2022[4]	7,050	6,935
Enel Finance International SA 2.75% 2023[4]	28,450	27,569
Enel Finance International SA 4.625% 2025[4]	29,000	30,041
Enel Finance International SA 3.625% 2027[4]	22,800	21,860
Enel Finance International SA 3.50% 2028[4]	23,900	22,506
Enel Finance International SA 4.875% 2029[4]	17,500	18,268
Enel Finance International SA 6.00% 2039[4]	2,210	2,448
Enel Società per Azioni 8.75% 2073[4,5]	9,500	10,461
Entergy Arkansas, LLC 4.20% 2049	5,400	5,601
Entergy Corp. 2.95% 2026	16,681	16,057
Exelon Corp. 3.497% 2022[5]	21,000	21,230
Exelon Corp. 3.95% 2025	528	547
FirstEnergy Corp. 2.85% 2022	13,402	13,319
FirstEnergy Corp. 3.90% 2027	62,837	63,865
FirstEnergy Corp. 3.50% 2028[4]	4,600	4,526
FirstEnergy Corp. 7.375% 2031	8,895	11,789
FirstEnergy Corp. 4.85% 2047	18,305	19,695
FirstEnergy Corp., Series B, 4.25% 2023	29,363	30,659
Florida Power & Light Co. 3.99% 2049	5,000	5,254
Great Plains Energy Inc. 4.20% 2047	31	32
Great Plains Energy Inc. 4.20% 2048	3,750	3,908
Gulf Power Co. 3.30% 2027	910	915
Iberdrola Finance Ireland 5.00% 2019[4]	3,000	3,026
Interstate Power and Light Co. 3.25% 2024	10,000	10,060
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,335
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	8,047
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,671
Metropolitan Edison Co. 4.30% 2029[4]	3,000	3,146
Mississippi Power Co. 3.95% 2028	6,437	6,525
Mississippi Power Co. 4.25% 2042	27,650	26,733
National Grid PLC 3.15% 2027[4]	1,105	1,082
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	1,999
NextEra Energy Capital Holdings, Inc. 3.15% 2024	7,520	7,566
The Bond Fund of America — Page 12 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
NextEra Energy, Inc. 3.25% 2026	$12,825	$ 12,849
NextEra Energy, Inc. 3.50% 2029	3,020	3,024
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,107
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,184
NiSource Finance Corp. 2.65% 2022	2,875	2,834
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	258	257
NV Energy, Inc. 6.25% 2020	3,100	3,269
Pacific Gas and Electric Co. 3.50% 2020	711	658
Pacific Gas and Electric Co. 2.45% 2022[11]	803	717
Pacific Gas and Electric Co. 4.25% 2023[4,11]	45,575	42,613
Pacific Gas and Electric Co. 4.75% 2024[11]	7,957	7,281
Pacific Gas and Electric Co. 3.50% 2025	3,266	2,923
Pacific Gas and Electric Co. 2.95% 2026[11]	3,134	2,758
Pacific Gas and Electric Co. 3.30% 2027[11]	8,781	7,727
Pacific Gas and Electric Co. 3.30% 2027	1,429	1,254
Pacific Gas and Electric Co. 4.65% 2028[4,11]	9,875	9,134
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,097
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,000	5,186
Progress Energy, Inc. 7.00% 2031	2,147	2,792
Progress Energy, Inc. 7.75% 2031	726	989
Public Service Co. of Colorado 2.25% 2022	298	294
Public Service Co. of Colorado 2.50% 2023	1,430	1,411
Public Service Enterprise Group Inc. 2.00% 2021	10,475	10,177
Public Service Enterprise Group Inc. 2.65% 2022	14,175	14,069
Puget Energy, Inc. 6.50% 2020	12,386	13,073
Puget Energy, Inc. 6.00% 2021	8,921	9,487
Puget Energy, Inc. 5.625% 2022	20,762	22,167
Puget Energy, Inc. 3.65% 2025	1,911	1,902
SCANA Corp. 6.25% 2020	1,264	1,293
SCANA Corp. 4.75% 2021	5,980	6,094
SCANA Corp. 4.125% 2022	12,513	12,676
South Carolina Electric & Gas Co. 4.25% 2028	31,660	34,214
South Carolina Electric & Gas Co. 5.30% 2033	2,652	3,027
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,228
South Carolina Electric & Gas Co. 5.45% 2041	10,751	12,825
South Carolina Electric & Gas Co. 4.60% 2043	1,318	1,437
Southern California Edison Co. 2.90% 2021	6,573	6,528
Southern California Edison Co. 1.845% 2022	5,327	5,139
Southern California Edison Co. 3.40% 2023	808	802
Southern California Edison Co. 3.50% 2023	5,475	5,450
Southern California Edison Co. 3.70% 2025	12,429	12,370
Southern California Edison Co. 4.20% 2029	52,331	53,199
Southern California Edison Co. 3.90% 2043	179	166
Southern California Edison Co. 4.00% 2047	2,285	2,143
Southern California Edison Co. 4.875% 2049	16,238	17,254
Southern California Edison Co., Series C, 3.60% 2045	7,937	6,976
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,000	2,008
Tampa Electric Co. 4.45% 2049	1,735	1,797
Xcel Energy Inc. 4.70% 2020	26,501	26,827
Xcel Energy Inc. 3.30% 2025	3,294	3,330
		1,145,783
The Bond Fund of America — Page 13 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary 2.68%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.40% 2023	$10,603	$10,510
Amazon.com, Inc. 3.15% 2027	3,570	3,603
Amazon.com, Inc. 3.875% 2037	550	575
Amazon.com, Inc. 4.05% 2047	13,003	13,773
American Honda Finance Corp. 1.65% 2021	10,625	10,389
American Honda Finance Corp. 2.60% 2022	3,000	2,994
American Honda Finance Corp. 3.55% 2024	2,000	2,062
American Honda Finance Corp. 3.50% 2028	3,000	3,074
Bayerische Motoren Werke AG 1.45% 2019[4]	15,200	15,125
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,989
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,466
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,970
Bayerische Motoren Werke AG 2.25% 2023[4]	1,000	972
Bayerische Motoren Werke AG 3.45% 2023[4]	12,650	12,881
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	5,500	5,482
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,315	2,302
DaimlerChrysler North America Holding Corp. 2.70% 2020[4]	3,500	3,488
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,671
DaimlerChrysler North America Holding Corp. 3.40% 2022[4]	2,525	2,550
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	35,750	36,326
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,700	1,679
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,284
Ford Motor Co. 4.75% 2043	2,500	1,967
Ford Motor Co. 5.291% 2046	7,500	6,302
Ford Motor Credit Co. 2.343% 2020	25,295	24,772
Ford Motor Credit Co. 3.157% 2020	18,661	18,534
Ford Motor Credit Co. 3.20% 2021	9,415	9,285
Ford Motor Credit Co. 3.336% 2021	4,500	4,434
Ford Motor Credit Co. 3.47% 2021	15,066	14,922
Ford Motor Credit Co. 3.813% 2021	30,785	30,518
Ford Motor Credit Co. 3.219% 2022	1,427	1,388
Ford Motor Credit Co. 3.339% 2022	24,608	23,907
Ford Motor Credit Co. 5.596% 2022	19,250	19,869
Ford Motor Credit Co. 3.096% 2023	18,127	17,016
Ford Motor Credit Co. 4.14% 2023	22,000	21,563
Ford Motor Credit Co. 4.375% 2023	14,367	14,081
Ford Motor Credit Co. 3.664% 2024	14,223	13,123
Ford Motor Credit Co. 4.134% 2025	400	370
Ford Motor Credit Co. 4.687% 2025	19,828	18,973
General Motors Co. 4.875% 2023	20,570	21,442
General Motors Co. 4.35% 2025	10,410	10,381
General Motors Co. 6.25% 2043	3,959	3,968
General Motors Co. 5.20% 2045	10,421	9,314
General Motors Co. 6.75% 2046	3,193	3,334
General Motors Co. 5.40% 2048	17,000	15,624
General Motors Co. 5.95% 2049	8,366	8,118
General Motors Financial Co. 3.20% 2021	13,200	13,150
General Motors Financial Co. 3.55% 2021	1,400	1,408
General Motors Financial Co. 4.20% 2021	5,674	5,785
General Motors Financial Co. 3.15% 2022	42,311	41,924
General Motors Financial Co. 3.45% 2022	14,955	14,967
General Motors Financial Co. 3.45% 2022	1,835	1,837
General Motors Financial Co. 3.25% 2023	46,584	45,717
General Motors Financial Co. 3.70% 2023	16,000	15,931
The Bond Fund of America — Page 14 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 4.15% 2023	$14,010	$ 14,156
General Motors Financial Co. 3.50% 2024	3,885	3,758
General Motors Financial Co. 3.95% 2024	15,500	15,357
General Motors Financial Co. 5.10% 2024	9,835	10,216
General Motors Financial Co. 4.00% 2026	2,000	1,919
Home Depot, Inc. 3.90% 2028	825	879
Home Depot, Inc. 4.50% 2048	3,228	3,590
Hyundai Capital America 2.00% 2019[4]	1,450	1,447
Hyundai Capital America 2.55% 2020[4]	11,500	11,420
Hyundai Capital America 2.75% 2020[4]	11,406	11,323
Hyundai Capital America 3.45% 2021[4]	33,735	33,812
Hyundai Capital America 3.75% 2021[4]	21,500	21,662
Hyundai Capital America 3.10% 2022[4]	13,890	13,802
Hyundai Capital America 3.25% 2022[4]	24,685	24,564
Hyundai Capital America 3.95% 2022[4]	15,000	15,221
Hyundai Capital Services Inc. 1.625% 2019[4]	7,750	7,710
Limited Brands, Inc. 5.25% 2028	6,000	5,355
McDonald’s Corp. 4.45% 2047	11,000	11,327
McDonald’s Corp. 4.45% 2048	7,500	7,712
MGM Resorts International 5.50% 2027	7,535	7,667
Morongo Band of Mission Indians, 7.00% 2039[4]	8,725	9,130
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[4,10]	6,285	3,331
Netflix, Inc. 5.875% 2028[4]	30,000	31,763
Newell Rubbermaid Inc. 3.85% 2023	4,820	4,771
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	15,166
Panther BF Aggregator 2, LP 6.25% 2026[4]	775	792
Party City Holdings Inc. 6.625% 2026[4]	9,181	9,158
Petsmart, Inc. 7.125% 2023[4]	4,900	3,675
Petsmart, Inc. 5.875% 2025[4]	3,975	3,349
Petsmart, Inc. 8.875% 2025[4]	2,650	1,994
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,038
Sands China Ltd. 4.60% 2023	18,181	18,786
Sands China Ltd. 5.40% 2028	48,000	50,450
Scientific Games Corp. 8.25% 2026[4]	10,165	10,394
Starbucks Corp. 3.10% 2023	20,615	20,835
Starbucks Corp. 3.80% 2025	22,435	23,157
Starbucks Corp. 4.00% 2028	3,250	3,402
Starbucks Corp. 3.75% 2047	1,350	1,228
Starbucks Corp. 4.50% 2048	17,035	17,460
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,974
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,871
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,314
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,353
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,591
Uber Technologies, Inc. 7.50% 2023[4]	5,200	5,434
Uber Technologies, Inc. 8.00% 2026[4]	4,200	4,484
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	8,028	8,195
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,094
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	3,477	3,603
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	12,000	12,118
		1,120,896
The Bond Fund of America — Page 15 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 2.61%	Principal amount (000)	Value (000)
Altria Group, Inc. 2.85% 2022	$ 200	$ 200
Altria Group, Inc. 3.80% 2024	7,100	7,234
Altria Group, Inc. 4.40% 2026	27,294	28,138
Altria Group, Inc. 4.80% 2029	56,180	58,025
Altria Group, Inc. 5.80% 2039	15,800	16,763
Altria Group, Inc. 4.50% 2043	100	90
Altria Group, Inc. 5.95% 2049	56,165	60,355
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[4]	540	541
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[4]	32,310	32,519
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,035
Anheuser-Busch InBev NV 4.75% 2029	5,845	6,229
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,237
Anheuser-Busch InBev NV 4.60% 2048	16,479	15,908
Anheuser-Busch InBev NV 5.55% 2049	21,500	23,671
British American Tobacco International Finance PLC 2.75% 2020[4]	6,700	6,676
British American Tobacco International Finance PLC 3.50% 2022[4]	4,995	5,020
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	20,097
British American Tobacco PLC 2.297% 2020	1,500	1,486
British American Tobacco PLC 2.764% 2022	21,380	21,048
British American Tobacco PLC 3.222% 2024	70,698	69,208
British American Tobacco PLC 3.557% 2027	114,532	108,646
British American Tobacco PLC 4.39% 2037	5,000	4,523
British American Tobacco PLC 4.54% 2047	13,300	11,688
Conagra Brands, Inc. 4.30% 2024	16,646	17,261
Conagra Brands, Inc. 4.60% 2025	15,907	16,753
Conagra Brands, Inc. 4.85% 2028	2,500	2,631
Conagra Brands, Inc. 5.40% 2048	11,770	11,871
Constellation Brands, Inc. 2.25% 2020	21,000	20,797
Constellation Brands, Inc. 2.65% 2022	23,145	22,872
Constellation Brands, Inc. 2.70% 2022	2,325	2,309
Constellation Brands, Inc. 3.20% 2023	12,958	13,053
Constellation Brands, Inc. 3.70% 2026	3,350	3,344
Constellation Brands, Inc. 3.60% 2028	1,650	1,618
Constellation Brands, Inc. 4.10% 2048	9,500	8,657
Costco Wholesale Corp. 2.30% 2022	3,500	3,485
Costco Wholesale Corp. 2.75% 2024	10,229	10,311
Energizer Holdings, Inc. 7.75% 2027[4]	3,330	3,559
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,174
Keurig Dr Pepper Inc. 3.551% 2021[4]	8,500	8,596
Keurig Dr Pepper Inc. 4.057% 2023[4]	48,170	49,595
Keurig Dr Pepper Inc. 4.417% 2025[4]	24,928	25,882
Keurig Dr Pepper Inc. 4.597% 2028[4]	16,042	16,740
Keurig Dr Pepper Inc. 4.985% 2038[4]	8,814	9,023
Keurig Dr Pepper Inc. 5.085% 2048[4]	52,096	53,511
Kraft Heinz Co. 3.50% 2022	25	25
Kroger Co. 2.60% 2021	1,500	1,493
Molson Coors Brewing Co. 2.25% 2020	9,925	9,864
Molson Coors Brewing Co. 2.10% 2021	9,505	9,328
Molson Coors Brewing Co. 3.00% 2026	7,225	6,850
Molson Coors Brewing Co. 4.20% 2046	5,710	5,094
Mondelez International, Inc. 1.625% 2019[4]	23,900	23,727
Nestle Holdings, Inc. 3.35% 2023[4]	26,000	26,807
Pernod Ricard SA 4.45% 2022[4]	13,645	14,184
Philip Morris International Inc. 2.50% 2022	16,500	16,370
The Bond Fund of America — Page 16 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 4.875% 2043	$ 4,825	$ 5,058
Philip Morris International Inc. 4.25% 2044	8,725	8,502
Post Holdings, Inc. 5.625% 2028[4]	5,370	5,350
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	10,777
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,236
Reynolds American Inc. 3.25% 2020	6,620	6,631
Reynolds American Inc. 3.25% 2022	17,491	17,367
Reynolds American Inc. 4.00% 2022	2,140	2,187
Reynolds American Inc. 4.45% 2025	33,762	34,720
Reynolds American Inc. 4.75% 2042	2,500	2,129
Reynolds American Inc. 5.85% 2045	7,195	7,404
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,609
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,980
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,070
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,000
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,796
WM. Wrigley Jr. Co. 3.375% 2020[4]	41,650	42,083
		1,092,020
Information technology 1.22%
Apple Inc. 2.25% 2021	13,250	13,202
Apple Inc. 2.75% 2025	5,000	4,977
Apple Inc. 2.90% 2027	5,000	4,938
Apple Inc. 3.00% 2027	4,000	3,982
Apple Inc. 3.20% 2027	1,025	1,035
Apple Inc. 3.35% 2027	8,085	8,261
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.78% 2021[8,9]	6,106	6,012
Broadcom Inc. 4.25% 2026[4]	49,000	48,638
Broadcom Inc. 4.75% 2029[4]	109,400	108,880
Broadcom Ltd. 3.00% 2022	40,500	40,357
Broadcom Ltd. 2.65% 2023	16,500	16,079
Broadcom Ltd. 3.625% 2024	82,425	82,304
Broadcom Ltd. 3.875% 2027	87,470	83,703
Broadcom Ltd. 3.50% 2028	27,782	25,617
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 2025[6,8,9]	1,225	1,219
CommScope Finance LLC 8.25% 2027[4]	1,610	1,674
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	4,425	4,497
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	2,150	2,115
KLA-Tencor Corp. 5.00% 2049	5,000	5,307
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[8,9]	1,475	1,501
Microsoft Corp. 1.55% 2021	3,975	3,882
Microsoft Corp. 3.125% 2025	5,750	5,893
Microsoft Corp. 3.30% 2027	3,030	3,118
Microsoft Corp. 3.70% 2046	1,250	1,282
Microsoft Corp. 4.25% 2047	2,125	2,377
Oracle Corp. 1.90% 2021	12,250	12,057
Unisys Corp. 10.75% 2022[4]	3,325	3,678
Visa Inc. 2.15% 2022	4,535	4,491
VMware, Inc. 2.95% 2022	7,500	7,427
Xerox Corp. 3.50% 2020	500	500
		509,003
The Bond Fund of America — Page 17 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 1.19%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 8.46% 2036	MXN27,000	$ 1,217
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[8]	$27,695	27,487
AT&T Inc. 4.35% 2029	28,545	29,197
AT&T Inc. 4.85% 2039	6,400	6,445
AT&T Inc. 4.35% 2045	15,725	14,480
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	302
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,736
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	4,100	4,136
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	5,794
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	9,280
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	2,000	2,110
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,696
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	19,700	19,658
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	25,075	26,289
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[4]	3,370	3,581
Comcast Corp. 3.70% 2024	22,890	23,664
Comcast Corp. 3.95% 2025	10,500	10,996
Comcast Corp. 3.30% 2027	5,075	5,066
Comcast Corp. 3.15% 2028	8,550	8,386
Comcast Corp. 4.15% 2028	25,040	26,423
Comcast Corp. 4.60% 2038	2,500	2,685
Comcast Corp. 4.00% 2047	2,330	2,272
Comcast Corp. 4.00% 2048	1,580	1,554
Comcast Corp. 4.70% 2048	7,495	8,175
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 2022[8,9]	2,138	2,105
Deutsche Telekom International Finance BV 1.95% 2021[4]	7,000	6,843
Deutsche Telekom International Finance BV 2.82% 2022[4]	15,000	14,966
Deutsche Telekom International Finance BV 2.485% 2023[4]	14,725	14,340
Deutsche Telekom International Finance BV 4.375% 2028[4]	20,230	21,072
Digicel Group Ltd. 6.00% 2021[4]	765	643
Discovery Communications, Inc. 2.20% 2019	19,375	19,299
Discovery Communications, Inc. 2.95% 2023	5,580	5,533
Fox Corp. 4.03% 2024[4]	4,985	5,176
Fox Corp. 4.709% 2029[4]	18,780	20,125
Fox Corp. 5.576% 2049[4]	12,420	14,075
France Télécom 9.00% 2031[5]	2,300	3,333
Frontier Communications Corp. 8.00% 2027[4]	6,660	6,893
Grupo Televisa, SAB 6.625% 2040	5,200	6,114
Grupo Televisa, SAB 7.25% 2043	MXN25,290	884
Inmarsat PLC 6.50% 2024[4]	$ 8,500	8,946
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[8,9,10]	2,090	1,549
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	21,755	22,090
SoftBank Group Corp. 3.36% 2023[4]	14,344	14,375
Tencent Holdings Ltd. 3.595% 2028	5,000	4,943
Verizon Communications Inc. 4.016% 2029[4]	675	699
Vodafone Group PLC 3.75% 2024	5,000	5,048
Vodafone Group PLC 4.375% 2028	19,150	19,501
Vodafone Group PLC 5.25% 2048	30,225	30,276
WPP Finance 2010 3.75% 2024	1,000	987
		500,444
The Bond Fund of America — Page 18 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 1.16%	Principal amount (000)	Value (000)
3M Co. 2.25% 2023	$14,166	$13,997
3M Co. 3.25% 2024	10,000	10,314
3M Co. 3.375% 2029	7,000	7,196
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,008
Airbus Group SE 2.70% 2023[4]	985	980
Allison Transmission Holdings, Inc. 5.875% 2029[4]	9,885	10,021
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	10,491
Boeing Co. 2.80% 2024	3,485	3,493
Boeing Co. 3.20% 2029	4,000	4,002
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	13	13
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,810	1,927
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[6]	2,311	2,382
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[6]	3,376	3,469
CSX Corp. 3.80% 2028	9,435	9,696
CSX Corp. 4.25% 2029	10,672	11,352
CSX Corp. 4.30% 2048	6,500	6,649
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	888	947
DP World Crescent 4.848% 2028[4]	3,180	3,329
Dun & Bradstreet Corp. 6.875% 2026[4]	5,395	5,526
Dun & Bradstreet Corp. 10.25% 2027[4]	3,535	3,641
ENA Norte Trust 4.95% 2028[4]	2,265	2,316
ENA Norte Trust 4.95% 2028	597	610
ERAC USA Finance Co. 2.70% 2023[4]	27,500	26,677
Euramax International, Inc. 12.00% 2020[4]	2,075	2,114
Fortive Corp. 2.35% 2021	3,550	3,514
GE Capital International Funding Co. 4.418% 2035	3,750	3,481
General Dynamics Corp. 3.375% 2023	6,645	6,835
General Dynamics Corp. 3.50% 2025	8,025	8,308
General Dynamics Corp. 3.75% 2028	7,570	7,989
General Electric Capital Corp. 2.342% 2020	200	198
General Electric Capital Corp. 3.373% 2025	29,200	28,381
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,036
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	3,612
Harris Corp. 2.70% 2020	3,110	3,099
Harris Corp. 3.832% 2025	1,890	1,939
Lima Metro Line Finance Ltd. 5.875% 2034[4]	3,167	3,267
Lockheed Martin Corp. 2.50% 2020	2,805	2,798
Lockheed Martin Corp. 4.50% 2036	815	886
Lockheed Martin Corp. 4.70% 2046	5,635	6,329
Mexican Government 5.50% 2047[4]	1,298	1,201
Northrop Grumman Corp. 2.55% 2022	8,955	8,876
Northrop Grumman Corp. 2.93% 2025	20,040	19,789
Northrop Grumman Corp. 3.25% 2028	6,985	6,878
Pisces Parent LLC 8.00% 2026[4]	5,651	5,096
Red de Carreteras de Occidente 9.00% 2028	MXN61,570	3,061
Republic Services, Inc. 5.00% 2020	$ 200	204
Rockwell Collins, Inc. 2.80% 2022	8,510	8,496
Rockwell Collins, Inc. 3.20% 2024	9,105	9,108
Roper Technologies, Inc. 2.80% 2021	860	858
Siemens AG 1.70% 2021[4]	13,500	13,185
Siemens AG 2.70% 2022[4]	29,620	29,616
Siemens AG 2.90% 2022[4]	5,000	5,026
Siemens AG 2.35% 2026[4]	6,430	6,086
Thomson Reuters Corp. 4.30% 2023	9,425	9,815
The Bond Fund of America — Page 19 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 5.65% 2043	$ 1,905	$ 2,094
Union Pacific Corp. 3.15% 2024	5,705	5,796
Union Pacific Corp. 3.95% 2028	9,350	9,823
Union Pacific Corp. 3.70% 2029	18,955	19,506
Union Pacific Corp. 4.50% 2048	860	917
Union Pacific Corp. 4.30% 2049	1,550	1,605
United Parcel Service, Inc. 4.25% 2049	8,600	8,982
United Technologies Corp. 3.65% 2023	29,585	30,391
United Technologies Corp. 3.95% 2025	19,415	20,195
United Technologies Corp. 4.125% 2028	8,520	8,887
United Technologies Corp. 4.625% 2048	2,245	2,391
Westinghouse Air Brake Technologies Corp. 4.15% 2024	23,660	24,079
		487,783
Real estate 0.78%
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,315	5,307
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,146
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,078
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,455	1,535
American Campus Communities, Inc. 3.35% 2020	12,270	12,321
American Campus Communities, Inc. 3.75% 2023	15,160	15,379
American Campus Communities, Inc. 4.125% 2024	11,740	12,013
American Campus Communities, Inc. 3.625% 2027	20,865	20,432
Essex Portfolio LP 3.625% 2022	4,370	4,449
Essex Portfolio LP 3.25% 2023	4,935	4,936
Essex Portfolio LP 3.875% 2024	5,500	5,638
Essex Portfolio LP 3.50% 2025	4,800	4,819
Essex Portfolio LP 4.00% 2029	1,960	2,009
Hospitality Properties Trust 4.25% 2021	20,250	20,413
Hospitality Properties Trust 5.00% 2022	14,650	15,177
Hospitality Properties Trust 4.50% 2023	9,680	9,809
Hospitality Properties Trust 4.50% 2025	6,875	6,838
Hospitality Properties Trust 3.95% 2028	100	92
Howard Hughes Corp. 5.375% 2025[4]	6,200	6,200
Iron Mountain Inc. 4.875% 2027[4]	2,410	2,326
Iron Mountain Inc. 5.25% 2028[4]	11,135	10,857
iStar Inc. 4.625% 2020	2,690	2,727
Kimco Realty Corp. 3.40% 2022	14,595	14,739
Kimco Realty Corp. 3.125% 2023	3,175	3,150
Kimco Realty Corp. 2.70% 2024	16,980	16,436
Kimco Realty Corp. 3.30% 2025	5,000	4,962
Kimco Realty Corp. 4.125% 2046	2,810	2,642
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,145
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,730
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,080
Scentre Group 2.375% 2019[4]	910	907
Scentre Group 2.375% 2021[4]	11,410	11,251
Scentre Group 3.25% 2025[4]	10,655	10,472
Scentre Group 3.50% 2025[4]	7,550	7,553
WEA Finance LLC 2.70% 2019[4]	4,800	4,797
WEA Finance LLC 3.25% 2020[4]	38,165	38,412
The Bond Fund of America — Page 20 of 47

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.75% 2024[4]	$ 2,480	$ 2,535
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	32,563
		326,875
Materials 0.65%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[4,5]	6,440	6,720
CF Industries, Inc. 5.375% 2044	3,500	3,168
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	9,250	9,360
Chevron Phillips Chemical Co. LLC 3.70% 2028[4]	3,000	3,071
Consolidated Energy Finance SA 6.50% 2026[4]	7,960	7,960
CRH America, Inc. 3.875% 2025[4]	2,000	2,009
CRH America, Inc. 5.125% 2045[4]	2,000	2,025
Dow Chemical Co. 4.125% 2021	2,500	2,574
Dow Chemical Co. 4.55% 2025[4]	17,931	18,950
Dow Chemical Co. 4.80% 2028[4]	4,500	4,847
Dow Chemical Co. 4.625% 2044	1,100	1,082
Dow Chemical Co. 5.55% 2048[4]	8,600	9,685
DowDuPont Inc. 4.205% 2023	4,750	4,972
DowDuPont Inc. 4.493% 2025	7,210	7,693
DowDuPont Inc. 4.725% 2028	24,000	25,943
DowDuPont Inc. 5.419% 2048	12,475	14,185
First Quantum Minerals Ltd. 6.50% 2024[4]	11,500	10,853
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,895
First Quantum Minerals Ltd. 6.875% 2026[4]	3,600	3,353
Glencore Funding LLC 4.125% 2024[4]	37,500	37,936
Hexion Inc. 10.375% 2022[4]	5,000	4,212
Holcim Ltd. 5.15% 2023[4]	3,515	3,709
LSB Industries, Inc. 9.625% 2023[4]	4,025	4,187
LyondellBasell Industries NV 6.00% 2021	900	963
Mosaic Co. 4.05% 2027	1,500	1,500
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,387
Nutrien Ltd. 5.00% 2049	1,350	1,408
Platform Specialty Products Corp. 5.875% 2025[4]	3,520	3,546
Praxair, Inc. 3.00% 2021	1,500	1,514
Sherwin-Williams Co. 2.75% 2022	8,840	8,793
Sherwin-Williams Co. 3.125% 2024	6,500	6,467
Sherwin-Williams Co. 3.45% 2027	24,960	24,568
Sherwin-Williams Co. 4.50% 2047	5,765	5,700
Tronox Ltd. 5.75% 2025[4]	1,325	1,234
Tronox Ltd. 6.50% 2026[4]	3,900	3,737
Warrior Met Coal, Inc. 8.00% 2024[4]	1,865	1,949
Westlake Chemical Corp. 5.00% 2046	7,090	6,920
Westlake Chemical Corp. 4.375% 2047	4,435	3,943
		271,018
Bonds & notes of governments & government agencies outside the U.S. 0.02%
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	4,214	4,388
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,214
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	685	783
		7,385
Total corporate bonds & notes		12,042,131
The Bond Fund of America — Page 21 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 18.45% Federal agency mortgage-backed obligations 17.81%	Principal amount (000)	Value (000)
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[4,8,12]	$ 2,920	$ 2,925
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[4,8,12]	4,350	4,357
Fannie Mae 4.00% 2019[12]	555	572
Fannie Mae 4.00% 2019[12]	296	305
Fannie Mae 4.00% 2019[12]	289	298
Fannie Mae 4.00% 2019[12]	282	291
Fannie Mae 4.00% 2019[12]	210	217
Fannie Mae 4.00% 2020[12]	330	340
Fannie Mae 4.00% 2020[12]	120	124
Fannie Mae 4.00% 2020[12]	54	56
Fannie Mae 4.00% 2021[12]	238	245
Fannie Mae 4.00% 2021[12]	217	224
Fannie Mae 5.50% 2023[12]	2,299	2,371
Fannie Mae 5.50% 2023[12]	13	14
Fannie Mae 6.00% 2023[12]	71	74
Fannie Mae 4.00% 2024[12]	10,361	10,679
Fannie Mae 4.00% 2024[12]	1,412	1,462
Fannie Mae 4.00% 2024[12]	604	623
Fannie Mae 4.00% 2024[12]	527	543
Fannie Mae 4.00% 2024[12]	340	350
Fannie Mae 4.00% 2024[12]	243	250
Fannie Mae 4.00% 2024[12]	209	215
Fannie Mae 4.00% 2024[12]	193	199
Fannie Mae 4.50% 2024[12]	1,855	1,909
Fannie Mae 4.00% 2025[12]	876	905
Fannie Mae 4.00% 2025[12]	780	804
Fannie Mae 4.00% 2025[12]	757	780
Fannie Mae 4.00% 2025[12]	644	663
Fannie Mae 4.00% 2025[12]	642	661
Fannie Mae 4.00% 2025[12]	500	515
Fannie Mae 4.00% 2025[12]	250	258
Fannie Mae 4.00% 2025[12]	142	147
Fannie Mae 4.50% 2025[12]	2,059	2,119
Fannie Mae 4.50% 2025[12]	1,143	1,177
Fannie Mae 4.50% 2025[12]	1,047	1,077
Fannie Mae 4.50% 2025[12]	9	9
Fannie Mae 4.00% 2026[12]	1,379	1,421
Fannie Mae 4.00% 2026[12]	906	934
Fannie Mae 4.00% 2026[12]	890	920
Fannie Mae 4.00% 2026[12]	492	507
Fannie Mae 4.00% 2026[12]	100	103
Fannie Mae 4.00% 2026[12]	71	73
Fannie Mae 4.00% 2026[12]	58	60
Fannie Mae 4.00% 2027[12]	3,114	3,209
Fannie Mae 4.00% 2028[12]	71	73
Fannie Mae 4.00% 2029[12]	1,214	1,251
Fannie Mae 4.00% 2029[12]	500	515
Fannie Mae 4.00% 2029[12]	145	150
Fannie Mae 4.00% 2029[12]	82	84
Fannie Mae 4.00% 2030[12]	56	58
Fannie Mae 4.00% 2031[12]	19,735	20,340
Fannie Mae 4.00% 2031[12]	17,364	17,916
Fannie Mae 4.00% 2031[12]	250	258
Fannie Mae 6.50% 2032[12]	48	48
The Bond Fund of America — Page 22 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2033[12]	$ 490	$ 501
Fannie Mae 4.00% 2033[12]	102	105
Fannie Mae 3.00% 2034[12,13]	456,217	460,412
Fannie Mae 3.50% 2034[12]	381	390
Fannie Mae 3.50% 2034[12,13]	17	17
Fannie Mae 3.00% 2036[12]	24,335	24,588
Fannie Mae 3.00% 2036[12]	2,865	2,895
Fannie Mae 4.00% 2036[12]	5,315	5,539
Fannie Mae 4.00% 2036[12]	4,117	4,290
Fannie Mae 4.00% 2036[12]	2,801	2,918
Fannie Mae 4.00% 2036[12]	2,562	2,669
Fannie Mae 4.00% 2036[12]	1,147	1,195
Fannie Mae 7.00% 2036[12]	131	136
Fannie Mae 8.00% 2036[12]	177	197
Fannie Mae 3.00% 2037[12]	54,607	55,176
Fannie Mae 3.00% 2037[12]	31,156	31,480
Fannie Mae 6.00% 2037[12]	42	46
Fannie Mae 6.00% 2037[12]	4	4
Fannie Mae 7.00% 2037[12]	159	168
Fannie Mae 7.00% 2037[12]	110	115
Fannie Mae 7.00% 2037[12]	90	93
Fannie Mae 7.00% 2037[12]	42	43
Fannie Mae 7.50% 2037[12]	109	114
Fannie Mae 7.50% 2037[12]	60	62
Fannie Mae 7.50% 2037[12]	48	53
Fannie Mae 5.50% 2038[12]	42	46
Fannie Mae 5.50% 2038[12]	6	7
Fannie Mae 4.50% 2039[12]	7,439	7,866
Fannie Mae 4.00% 2040[12]	5,852	6,073
Fannie Mae 4.00% 2040[12]	5,603	5,815
Fannie Mae 4.00% 2040[12]	5,158	5,353
Fannie Mae 4.00% 2040[12]	1,063	1,103
Fannie Mae 4.00% 2040[12]	876	915
Fannie Mae 4.00% 2040[12]	293	304
Fannie Mae 4.50% 2040[12]	1,611	1,704
Fannie Mae 5.00% 2040[12]	650	703
Fannie Mae 4.00% 2041[12]	1,623	1,686
Fannie Mae 4.00% 2041[12]	1,505	1,573
Fannie Mae 4.00% 2041[12]	1,282	1,331
Fannie Mae 4.00% 2041[12]	922	963
Fannie Mae 4.00% 2041[12]	861	900
Fannie Mae 4.00% 2041[12]	390	408
Fannie Mae 4.50% 2041[12]	1,763	1,865
Fannie Mae 5.00% 2041[12]	3,428	3,700
Fannie Mae 5.00% 2041[12]	2,930	3,187
Fannie Mae 5.00% 2041[12]	1,943	2,114
Fannie Mae 5.00% 2041[12]	1,536	1,671
Fannie Mae 5.00% 2041[12]	1,026	1,115
Fannie Mae 5.00% 2041[12]	123	133
Fannie Mae 5.00% 2041[12]	99	106
Fannie Mae 4.00% 2042[12]	9,492	9,850
Fannie Mae 4.00% 2042[12]	8,496	8,880
Fannie Mae 4.00% 2042[12]	7,306	7,636
Fannie Mae 4.00% 2042[12]	2,414	2,523
The Bond Fund of America — Page 23 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2042[12]	$ 666	$ 691
Fannie Mae 4.00% 2043[12]	6,977	7,292
Fannie Mae 4.00% 2043[12]	6,448	6,686
Fannie Mae 3.50% 2044[12]	36,363	37,159
Fannie Mae 4.00% 2044[12]	642	661
Fannie Mae 3.50% 2045[12]	12,531	12,771
Fannie Mae 4.00% 2045[12]	49,396	51,627
Fannie Mae 4.00% 2045[12]	12,855	13,388
Fannie Mae 4.00% 2045[12]	8,219	8,590
Fannie Mae 3.00% 2046[12]	7,333	7,314
Fannie Mae 3.00% 2046[12]	121	120
Fannie Mae 3.50% 2046[12]	41,503	42,291
Fannie Mae 3.50% 2046[12]	17,968	18,309
Fannie Mae 3.50% 2046[12]	12,788	13,031
Fannie Mae 3.50% 2046[12]	7,244	7,380
Fannie Mae 3.50% 2046[12]	1,060	1,080
Fannie Mae 3.50% 2046[12]	76	77
Fannie Mae 4.00% 2046[12]	41,575	43,016
Fannie Mae 4.00% 2046[12]	18,179	18,932
Fannie Mae 4.00% 2046[12]	5,083	5,257
Fannie Mae 4.00% 2046[12]	141	147
Fannie Mae 4.50% 2046[12]	2,163	2,266
Fannie Mae 4.50% 2046[12]	1,336	1,375
Fannie Mae 4.50% 2046[12]	853	894
Fannie Mae 4.50% 2046[12]	851	876
Fannie Mae 4.50% 2046[12]	770	804
Fannie Mae 4.50% 2046[12]	660	694
Fannie Mae 4.50% 2046[12]	650	677
Fannie Mae 3.50% 2047[12]	163,364	165,983
Fannie Mae 3.50% 2047[12]	110,356	112,126
Fannie Mae 3.50% 2047[12]	6,736	6,859
Fannie Mae 3.50% 2047[12]	6,606	6,715
Fannie Mae 3.50% 2047[12]	1,903	1,934
Fannie Mae 3.50% 2047[12]	738	750
Fannie Mae 3.50% 2047[12]	370	376
Fannie Mae 4.00% 2047[12]	162,759	168,299
Fannie Mae 4.00% 2047[12]	18,614	19,243
Fannie Mae 4.00% 2047[12]	13,397	13,853
Fannie Mae 4.00% 2047[12]	9,668	9,997
Fannie Mae 4.00% 2047[12]	6,706	6,934
Fannie Mae 4.00% 2047[12]	5,328	5,505
Fannie Mae 4.00% 2047[12]	4,560	4,716
Fannie Mae 4.00% 2047[12]	4,524	4,678
Fannie Mae 4.50% 2047[12]	8,004	8,381
Fannie Mae 4.50% 2047[12]	6,120	6,407
Fannie Mae 4.50% 2047[12]	4,205	4,403
Fannie Mae 4.50% 2047[12]	3,684	3,791
Fannie Mae 4.50% 2047[12]	2,684	2,803
Fannie Mae 7.00% 2047[12]	49	54
Fannie Mae 7.00% 2047[12]	13	14
Fannie Mae 3.50% 2048[12]	47,445	48,206
Fannie Mae 3.50% 2048[12]	23,203	23,574
Fannie Mae 3.50% 2048[12]	16,810	17,080
Fannie Mae 3.50% 2048[12]	5,973	6,069
The Bond Fund of America — Page 24 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2048[12]	$ 1,930	$ 1,961
Fannie Mae 3.50% 2048[12]	498	506
Fannie Mae 3.50% 2048[12]	415	421
Fannie Mae 3.50% 2048[12]	— [1]	— [1]
Fannie Mae 4.00% 2048[12]	65,330	67,378
Fannie Mae 4.00% 2048[12]	35,245	36,333
Fannie Mae 4.00% 2048[12]	16,973	17,491
Fannie Mae 4.00% 2048[12]	7,097	7,321
Fannie Mae 4.00% 2048[12]	5,986	6,167
Fannie Mae 4.00% 2048[12]	3,457	3,563
Fannie Mae 4.00% 2048[12]	1,690	1,743
Fannie Mae 4.00% 2048[12]	774	798
Fannie Mae 4.00% 2048[12]	651	671
Fannie Mae 4.50% 2048[12]	238,384	249,484
Fannie Mae 4.50% 2048[12]	231,691	242,503
Fannie Mae 4.50% 2048[12]	145,973	152,792
Fannie Mae 4.50% 2048[12]	97,572	102,074
Fannie Mae 4.50% 2048[12]	45,000	47,079
Fannie Mae 4.50% 2048[12,13]	23,608	24,701
Fannie Mae 4.50% 2048[12]	19,634	20,552
Fannie Mae 4.50% 2048[12]	7,336	7,679
Fannie Mae 4.50% 2048[12]	492	515
Fannie Mae 5.00% 2048[12]	25,492	26,978
Fannie Mae 3.00% 2049[12,13]	296,120	294,581
Fannie Mae 3.50% 2049[12,13]	178,189	180,674
Fannie Mae 3.50% 2049[12]	123,415	125,353
Fannie Mae 3.50% 2049[12]	4,318	4,383
Fannie Mae 3.50% 2049[12]	814	826
Fannie Mae 4.00% 2049[12]	88,958	91,644
Fannie Mae 4.00% 2049[12]	48	50
Fannie Mae 4.50% 2049[12,13]	213,551	222,538
Fannie Mae 3.50% 2057[12]	13,642	13,810
Fannie Mae Pool #924866 4.265% 2037[8,12]	30	31
Fannie Mae, Series 2001-4, Class NA, 9.06% 2025[8,12]	6	6
Fannie Mae, Series 2001-4, Class GA, 9.184% 2025[8,12]	8	9
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	511	507
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	104	122
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	909	969
Fannie Mae, Series 2001-20, Class E, 9.536% 2031[8,12]	2	2
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,753	1,998
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	309	345
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	859	996
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[8,12]	1,205	1,317
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.486% 2026[8,12]	10	10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.96% 2027[8,12]	3,700	3,722
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.081% 2027[8,12]	5,000	5,071
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	873	774
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	876	754
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	290	255
Freddie Mac 4.50% 2030[12]	658	689
Freddie Mac 5.50% 2033[12]	6	6
Freddie Mac 4.00% 2036[12]	32,059	33,492
Freddie Mac 4.00% 2036[12]	7,871	8,208
Freddie Mac 4.00% 2036[12]	2,980	3,107
The Bond Fund of America — Page 25 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2036[12]	$ 2,925	$ 3,051
Freddie Mac 4.00% 2036[12]	1,151	1,200
Freddie Mac 3.00% 2037[12]	1,496	1,512
Freddie Mac 4.00% 2037[12]	9,740	10,122
Freddie Mac 4.50% 2037[12]	3,040	3,220
Freddie Mac 5.50% 2037[12]	24	27
Freddie Mac 5.50% 2037[12]	6	7
Freddie Mac 7.00% 2037[12]	95	98
Freddie Mac 7.50% 2037[12]	108	120
Freddie Mac 5.50% 2038[12]	842	920
Freddie Mac 5.50% 2038[12]	326	358
Freddie Mac 5.50% 2038[12]	141	155
Freddie Mac 5.50% 2038[12]	86	94
Freddie Mac 5.50% 2038[12]	4	5
Freddie Mac 3.50% 2039[12]	103,232	105,421
Freddie Mac 3.50% 2039[12]	49,263	50,201
Freddie Mac 3.50% 2039[12]	5,657	5,777
Freddie Mac 4.50% 2039[12]	799	847
Freddie Mac 5.00% 2039[12]	6,106	6,596
Freddie Mac 5.50% 2039[12]	1,987	2,173
Freddie Mac 4.50% 2040[12]	14,500	15,362
Freddie Mac 4.50% 2040[12]	17	18
Freddie Mac 5.50% 2040[12]	32	35
Freddie Mac 4.50% 2041[12]	6,093	6,436
Freddie Mac 4.50% 2041[12]	1,560	1,652
Freddie Mac 4.50% 2041[12]	861	910
Freddie Mac 4.50% 2041[12]	323	341
Freddie Mac 4.50% 2041[12]	15	15
Freddie Mac 5.00% 2041[12]	4,688	5,067
Freddie Mac 5.00% 2041[12]	1,893	2,046
Freddie Mac 5.50% 2041[12]	39	43
Freddie Mac 4.00% 2042[12]	6,285	6,551
Freddie Mac 4.00% 2043[12]	11,659	12,195
Freddie Mac 3.318% 2045[8,12]	11,017	11,136
Freddie Mac 3.50% 2045[12]	1,317	1,350
Freddie Mac 4.00% 2045[12]	29,406	30,759
Freddie Mac 4.00% 2045[12]	2,162	2,235
Freddie Mac 3.00% 2046[12]	203,897	204,160
Freddie Mac 3.50% 2046[12]	12,094	12,331
Freddie Mac 3.50% 2046[12]	793	797
Freddie Mac 4.00% 2046[12]	7,605	7,862
Freddie Mac 4.00% 2046[12]	3,028	3,129
Freddie Mac 4.00% 2046[12]	830	868
Freddie Mac 4.50% 2046[12]	2,133	2,237
Freddie Mac 4.50% 2046[12]	906	960
Freddie Mac 4.50% 2046[12]	892	945
Freddie Mac 4.50% 2046[12]	673	712
Freddie Mac 4.50% 2046[12]	571	598
Freddie Mac 3.50% 2047[12]	75,167	76,428
Freddie Mac 3.50% 2047[12]	41,425	42,114
Freddie Mac 3.50% 2047[12]	27,877	28,340
Freddie Mac 3.50% 2047[12]	22,955	23,337
Freddie Mac 3.50% 2047[12]	8,066	8,204
Freddie Mac 4.00% 2047[12]	30,882	31,902
The Bond Fund of America — Page 26 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2047[12]	$ 17,323	$ 17,964
Freddie Mac 4.00% 2047[12]	16,348	16,887
Freddie Mac 4.00% 2047[12]	3,261	3,369
Freddie Mac 4.00% 2047[12]	1,763	1,823
Freddie Mac 4.00% 2047[12]	821	861
Freddie Mac 4.50% 2047[12]	6,655	6,979
Freddie Mac 4.50% 2047[12]	5,016	5,260
Freddie Mac 4.50% 2047[12]	4,215	4,420
Freddie Mac 4.50% 2047[12]	2,941	3,084
Freddie Mac 6.50% 2047[12]	196	210
Freddie Mac 3.50% 2048[12]	95,508	97,286
Freddie Mac 3.50% 2048[12]	62,869	64,245
Freddie Mac 3.50% 2048[12]	451	460
Freddie Mac 4.00% 2048[12]	130,955	135,190
Freddie Mac 4.00% 2048[12]	48,508	50,082
Freddie Mac 4.00% 2048[12]	18,376	19,054
Freddie Mac 4.00% 2048[12]	12,320	12,718
Freddie Mac 4.00% 2048[12]	9,832	10,148
Freddie Mac 4.00% 2048[12]	6,200	6,402
Freddie Mac 4.00% 2048[12]	2,009	2,074
Freddie Mac 4.50% 2048[12]	42,060	43,915
Freddie Mac 5.00% 2048[12]	1,256	1,330
Freddie Mac 5.00% 2048[12]	1,000	1,059
Freddie Mac 5.00% 2048[12]	268	284
Freddie Mac 5.00% 2048[12]	200	212
Freddie Mac 5.00% 2048[12]	75	79
Freddie Mac 3.00% 2049[12,13]	62,500	62,213
Freddie Mac Pool #Q59000 4.00% 2048[12]	41,583	42,920
Freddie Mac, Series 2890, Class KT, 4.50% 2019[12]	4	4
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	557	596
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	5,366	6,000
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	4,143	4,423
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	2,304	2,493
Freddie Mac, Series 4582, Class GA, 3.75% 2052[8,12]	9,921	10,189
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	3,435	3,413
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[8,12]	5,940	6,128
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[12]	11,085	11,557
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[12]	5,000	5,174
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[8,12]	20,285	21,452
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 2028[12]	30,050	32,275
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,304
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	23,705	25,542
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[8,12]	16,645	17,999
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	4,060	4,265
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	2,017	1,750
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	591	521
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	583	516
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	446	407
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	383	343
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[12]	63,517	63,230
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[12]	22,610	22,729
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[8,12]	53,992	53,185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	61,733	61,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	6,085	6,074
The Bond Fund of America — Page 27 of 47

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[8,12]	$ 17,911	$ 17,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	88,221	88,596
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	14,044	14,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[6,12]	13,478	13,975
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	64,954	66,405
Government National Mortgage Assn. 2.50% 2028[12]	1,900	1,907
Government National Mortgage Assn. 5.00% 2035[12]	383	401
Government National Mortgage Assn. 6.50% 2038[12]	196	220
Government National Mortgage Assn. 5.00% 2039[12]	559	584
Government National Mortgage Assn. 4.50% 2040[12]	2,371	2,498
Government National Mortgage Assn. 5.50% 2040[12]	3,685	3,932
Government National Mortgage Assn. 4.50% 2041[12]	8,871	9,247
Government National Mortgage Assn. 4.50% 2041[12]	1,056	1,101
Government National Mortgage Assn. 4.50% 2041[12]	494	514
Government National Mortgage Assn. 4.50% 2041[12]	470	488
Government National Mortgage Assn. 5.00% 2041[12]	3,265	3,413
Government National Mortgage Assn. 3.50% 2042[12]	662	668
Government National Mortgage Assn. 3.50% 2043[12]	1,859	1,900
Government National Mortgage Assn. 4.00% 2045[12]	279	289
Government National Mortgage Assn. 3.00% 2047[12]	39,689	39,892
Government National Mortgage Assn. 3.00% 2047[12]	18,399	18,492
Government National Mortgage Assn. 3.50% 2048[12]	16,490	16,863
Government National Mortgage Assn. 3.50% 2048[12]	1,000	1,023
Government National Mortgage Assn. 3.50% 2048[12]	393	402
Government National Mortgage Assn. 4.00% 2048[12]	33,452	34,580
Government National Mortgage Assn. 5.00% 2048[12]	38,858	40,779
Government National Mortgage Assn. 3.50% 2049[12,13]	88,625	90,585
Government National Mortgage Assn. 3.50% 2049[12,13]	24,000	24,513
Government National Mortgage Assn. 4.00% 2049[12,13]	532,334	549,864
Government National Mortgage Assn. 4.50% 2049[12]	163,412	169,982
Government National Mortgage Assn. 4.50% 2049[12,13]	120,484	125,135
Government National Mortgage Assn. 4.50% 2049[12]	80,105	83,322
Government National Mortgage Assn. 4.50% 2049[12]	41,689	43,365
Government National Mortgage Assn. 4.50% 2049[12]	542	554
Government National Mortgage Assn. 5.00% 2049[12,13]	148,638	155,301
Government National Mortgage Assn. 5.00% 2049[12]	129,190	135,370
Government National Mortgage Assn. 5.00% 2049[12]	74,254	77,977
Government National Mortgage Assn. 5.00% 2049[12,13]	27,219	28,412
Government National Mortgage Assn. 5.00% 2049[12]	7,609	7,990
Government National Mortgage Assn. 5.00% 2049[12]	3,469	3,578
Government National Mortgage Assn. 5.646% 2059[12]	1	1
Government National Mortgage Assn. 5.008% 2061[12]	23	24
Government National Mortgage Assn. 5.04% 2061[12]	21	21
Government National Mortgage Assn. 5.063% 2061[12]	29	30
Government National Mortgage Assn. 5.123% 2061[12]	225	227
Government National Mortgage Assn. 5.172% 2061[12]	35	36
Government National Mortgage Assn. 4.561% 2063[12]	47	47
Government National Mortgage Assn. 5.044% 2064[12]	76	77
Government National Mortgage Assn. 5.20% 2064[12]	10	10
Government National Mortgage Assn. 6.64% 2064[12]	7	7
Government National Mortgage Assn. 5.007% 2065[12]	198	200
Government National Mortgage Assn. Pool #MA5397 3.50% 2048[12]	58,284	59,603
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	15,877	16,236
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	12,845	13,136
The Bond Fund of America — Page 28 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	$ 1,307	$ 1,337
Government National Mortgage Assn. Pool #MA5762 3.50% 2049[12]	26,782	27,388
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[12]	24,051	24,596
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.892% 2020[8,12]	407	408
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.94% 2020[8,12]	479	480
		7,454,551
Collateralized mortgage-backed obligations (privately originated) 0.52%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,8,12]	26,094	26,447
COMM Mortgage Trust, Series 2012 CR5 Class D 4.321% 2045[4,8,12]	2,000	1,981
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[4,8,12]	500	501
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,8,12]	170	181
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.436% 2024[8,12]	21	21
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 4.086% 2024[4,8,12]	126	126
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	245	276
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	86	95
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,224	1,296
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	600	655
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[4,6,8,12]	12,526	12,521
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,12]	23,645	23,840
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 4.136% 2024[8,12]	993	1,000
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.686% 2024[8,12]	5,647	5,758
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.436% 2025[8,12]	5,189	5,277
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[4,8,12]	23,931	24,226
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[4,8,12]	5,350	5,350
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[4,8,12]	1,615	1,613
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[4,12]	13,689	13,662
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[4,6,8,12]	7,116	7,127
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[4,6,8,12]	20,163	20,194
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[4,6,8,12]	5,528	5,534
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,8,12]	6,025	6,147
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[4,8,12]	36,352	36,745
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[4,8,12]	6,000	6,007
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.906% 2037[8,12]	9,905	8,583
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.086% 2057[4,8,12]	4,096	4,072
		219,235
Commercial mortgage-backed securities 0.12%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.143% 2048[8,12]	700	705
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.713% 2047[8,12]	600	623
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,12]	9,991	10,300
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.339% 2044[4,8,12]	2,500	2,621
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.75% 2046[4,8,12]	1,600	1,608
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,8,12]	4,000	4,136
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.617% 2048[8,12]	600	621
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,12]	13,304	14,063
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[8,12]	510	511
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[8,12]	1,511	1,526
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,12]	6,885	6,977
The Bond Fund of America — Page 29 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,12]	$ 4,950	$ 5,100
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,8,12]	1,340	1,374
		50,165
Total mortgage-backed obligations		7,723,951
Asset-backed obligations 3.64%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,12]	14,075	14,036
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,12]	5,445	5,421
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,12]	9,175	9,130
American Express Credit Account Master Trust, Series 2019 -1, Class A, 2.87% 2024[12]	10,765	10,879
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[12]	18,086	18,082
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[12]	820	820
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[12]	5,000	4,964
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	6,030	6,017
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[12]	5,145	5,146
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 2025[4,8,12]	7,293	7,305
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[12]	1,536	1,533
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[12]	82,037	81,725
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[12]	55,840	55,694
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58% 2021[12]	5,000	4,981
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[12]	22,205	22,083
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[12]	33,810	33,678
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[12]	345,946	345,472
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[4,12]	298	298
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,12]	6,352	6,347
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,12]	317	317
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,12]	2,639	2,645
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,12]	2,395	2,407
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,12]	6,800	6,773
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[4,12]	1,528	1,528
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[4,12]	1,240	1,237
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.664% 2035[8,12]	2,231	2,168
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.624% 2037[8,12]	3,386	3,221
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.634% 2037[8,12]	5,158	4,976
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,12]	489	487
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 2020[12]	6,260	6,260
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[4,12]	9,084	9,091
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,12]	1,569	1,569
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[12]	1,110	1,111
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,12]	262	263
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,12]	438	438
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[12]	14,735	14,730
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93%% 2022[12]	570	570
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,12]	9,474	9,477
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,12]	482	482
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[12]	4,820	4,818
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[12]	4,660	4,682
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	8,760	8,825
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[4,12]	426	426
The Bond Fund of America — Page 30 of 47

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,12]	$ 17,158	$ 17,154
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,12]	3,938	3,933
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[4,12]	515	515
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,12]	556	556
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[4,12]	10,426	10,442
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,12]	11,770	11,758
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,12]	9,000	9,002
Drivetime Auto Owner Trust, Series 2017-3A, Class E, 5.60% 2024[4,12]	300	310
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.767% 2025[4,8,12]	1,626	1,627
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,12]	3,592	3,580
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[4,12]	2,372	2,376
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,12]	112	112
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,12]	7,905	7,882
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[4,12]	131	131
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[4,12]	1,650	1,650
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[4,12]	1,781	1,783
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[4,12]	1,490	1,490
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,12]	3,635	3,644
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,12]	773	778
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,12]	11,825	11,792
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,12]	60	60
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[4,12]	1,095	1,093
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,12]	42,522	42,501
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,12]	14,293	14,255
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,12]	5,025	5,121
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,12]	114,460	116,846
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	66,689	66,855
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[12]	6,241	6,221
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,12]	6,127	6,158
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[12]	765	762
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[12]	530	527
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,12]	17,000	16,922
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,12]	3,500	3,489
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.684% 2041[4,8,12]	1,060	1,016
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.684% 2041[4,8,12]	1,031	1,013
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,12]	13,235	13,193
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 3.416% 2035[8,12]	2,487	2,494
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.646% 2037[8,12]	2,640	2,568
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,8,12]	10,090	10,172
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[12]	5	5
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[12]	2	2
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[12]	8	8
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,12]	8,335	8,428
Palmer Square Loan Funding, CLO, Series 2019-1A Class A1 (3-month USD-LIBOR + 1.05%) 2.712% 2027[4,8,12]	37,000	37,001
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.616% 2036[8,12]	374	364
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[12]	74	74
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[12]	4,313	4,311
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[12]	445	444
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[12]	1,668	1,668
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[12]	9,661	9,655
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[12]	1,700	1,696
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[12]	16,545	16,502
The Bond Fund of America — Page 31 of 47

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[12]	$ 5,820	$ 5,812
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[12]	5,056	5,060
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.521% 2023[8,12]	15,344	15,203
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.671% 2023[8,12]	17,400	17,418
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.871% 2023[8,12]	4,174	4,178
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 4.271% 2023[8,12]	14,720	14,898
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.886% 2025[8,12]	4,445	4,354
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 3.186% 2029[8,12]	363	358
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,12]	1,898	1,871
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 2025[4,8,12]	37,973	37,973
Synchrony Credfit Card Master Note Trust, Series 2019-1, Class A 2.95% 2025[12]	21,000	21,136
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,12]	3,082	3,081
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,12]	2,011	2,010
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,12]	6,177	6,357
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[12]	35,355	35,352
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,12]	6,258	6,239
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,12]	1,298	1,296
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,12]	2,500	2,492
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,12]	3,000	2,991
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,12]	8,352	8,307
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,12]	4,950	4,920
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.491% 2026[4,8,12]	6,226	6,201
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[4,12]	2,199	2,197
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,12]	33,713	33,729
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,12]	3,500	3,494
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,12]	32,490	32,532
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,12]	42	42
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[12]	1,225	1,218
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[12]	10,866	10,846
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[12]	7,890	7,880
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[12]	19,195	19,392
		1,522,888
Bonds & notes of governments & government agencies outside the U.S. 2.71%
Angola (Republic of), Northern Lights III BV, Series 2012-1, 7.00% 2019	1,952	1,965
Argentine Republic 6.25% 2019	10,722	10,741
Argentine Republic 6.875% 2021	3,075	2,815
Argentine Republic 7.50% 2026	5,625	4,788
Argentine Republic 6.875% 2027	2,200	1,787
Argentine Republic 8.28% 2033[10]	4,984	4,149
Argentine Republic 0% 2035	25,700	1,036
Argentine Republic 6.875% 2048	13,230	9,774
Benin (Republic of) 5.75% 2026	€ 1,200	1,343
Brazil (Federative Republic of) 10.00% 2025	BRL21,416	5,825
Brazil (Federative Republic of) 10.00% 2027	2,800	760
Brazil (Federative Republic of) 6.00% 2045[3]	54,701	16,730
Buenos Aires (City of) 8.95% 2021	$ 670	666
Columbia (Republic of) 4.50% 2029	1,145	1,211
Costa Rica (Republic of) 4.25% 2023	2,600	2,470
The Bond Fund of America — Page 32 of 47

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 7.00% 2044	$ 2,178	$ 2,084
Cote d’Ivoire (Republic of) 6.375% 2028[4]	7,275	7,108
Cote d’Ivoire (Republic of) 5.25% 2030	€ 950	1,022
Dominican Republic 7.50% 2021	$ 950	988
Dominican Republic 5.50% 2025[4]	10,380	10,704
Dominican Republic 5.50% 2025	1,640	1,691
Dominican Republic 6.875% 2026[4]	4,300	4,735
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,681
Egypt (Arab Republic of) 7.50% 2027[4]	3,200	3,359
Egypt (Arab Republic of) 6.588% 2028[4]	1,610	1,581
Egypt (Arab Republic of) 5.625% 2030	€ 1,060	1,147
Egypt (Arab Republic of) 8.50% 2047[4]	$ 2,245	2,297
Gabonese Republic 6.375% 2024	2,010	1,931
Greece (Hellenic Republic of) 3.45% 2024	€ 34,840	40,652
Greece (Hellenic Republic of) 3.375% 2025	8,235	9,434
Greece (Hellenic Republic of) 3.875% 2029	2,875	3,264
Guatemala (Republic of) 4.50% 2026	$ 1,700	1,666
Guatemala (Republic of) 4.375% 2027	3,975	3,829
Honduras (Republic of) 8.75% 2020	16,097	17,345
Honduras (Republic of) 7.50% 2024	3,330	3,667
Honduras (Republic of) 6.25% 2027[4]	1,400	1,486
India (Republic of) 7.80% 2021	INR94,600	1,398
India (Republic of) 8.83% 2023	387,200	6,007
India (Republic of) 8.60% 2028	1,015,200	15,745
India (Republic of) 7.61% 2030	1,833,000	26,669
India (Republic of) 7.88% 2030	1,667,000	24,659
Indonesia (Republic of) 3.75% 2022	$ 11,655	11,824
Indonesia (Republic of) 3.375% 2023	9,350	9,374
Iraq (Republic of) 5.80% 2028	5,150	4,958
Italy (Republic of) 2.00% 2028	€ 61,500	67,403
Japan, Series 20, 0.10% 2025[3]	¥8,610,500	80,239
Japan, Series 21, 0.10% 2026[3]	1,517,400	14,236
Japan, Series 22, 0.10% 2027[3]	2,232,010	21,011
Japan Bank for International Cooperation 2.125% 2020	$ 21,400	21,288
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 3.106% 2020[8]	23,448	23,559
Japan Bank for International Cooperation 3.125% 2021	76,664	77,760
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,890	2,920
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	604
Kazahkstan (Republic of) 1.55% 2023	€ 175	203
Kazakhstan (Republic of) 5.125% 2025[4]	$ 3,750	4,095
Kazakhstan (Republic of) 2.375% 2028	€ 510	593
Kazakhstan (Republic of) 6.50% 2045[4]	$ 2,250	2,894
Kenya (Republic of) 5.875% 2019	18,200	18,254
Kenya (Republic of) 6.875% 2024[4]	6,425	6,611
Kenya (Republic of) 8.25% 2048[4]	330	335
Kuwait (State of) 2.75% 2022[4]	2,150	2,152
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,967
Morocco (Kingdom of) 4.25% 2022	5,400	5,519
Morocco (Kingdom of) 5.50% 2042	7,200	7,741
Nigeria (Republic of) 6.375% 2023	5,190	5,372
Pakistan (Islamic Republic of) 7.25% 2019	18,000	17,986
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,338
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,375
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	1,089
Panama (Republic of) 4.50% 2047	1,290	1,365
The Bond Fund of America — Page 33 of 47

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 4.625% 2023	$ 1,500	$ 1,551
Paraguay (Republic of) 5.00% 2026	4,485	4,731
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,661
Paraguay (Republic of) 4.70% 2027[4]	850	887
Paraguay (Republic of) 5.60% 2048[4]	1,980	2,125
Poland (Republic of) 3.25% 2026	6,600	6,713
Portuguese Republic 5.125% 2024	90,164	98,426
Portuguese Republic 4.10% 2045	€ 5,500	8,307
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	$ 655	756
Qatar (State of) 3.875% 2023[4]	10,830	11,159
Qatar (State of) 3.375% 2024[4]	4,000	4,044
Qatar (State of) 4.50% 2028[4]	5,115	5,476
Qatar (State of) 4.00% 2029[4]	8,202	8,466
Qatar (State of) 4.817% 2049[4]	14,000	14,756
Romania 2.875% 2029	€ 1,400	1,592
Romania 3.50% 2034	6,485	7,270
Romania 5.125% 2048[4]	$ 2,185	2,184
Romania 4.625% 2049	€ 2,900	3,377
Russian Federation 4.375% 2029	$ 4,000	3,960
Russian Federation 5.10% 2035[4]	800	812
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	738
Saudi Arabia (Kingdom of) 2.875% 2023[4]	8,715	8,646
Saudi Arabia (Kingdom of) 4.00% 2025[4]	32,065	32,897
Saudi Arabia (Kingdom of) 3.25% 2026[4]	3,170	3,092
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,089
Saudi Arabia (Kingdom of) 4.375% 2029[4]	5,870	6,128
Saudi Arabia (Kingdom of) 5.00% 2049[4]	9,500	9,859
Saudi Arabia (Kingdom of) 5.25% 2050[4]	1,600	1,710
Senegal (Republic of) 4.75% 2028	€ 4,000	4,445
Spain (Kingdom of) 2.70% 2048	13,400	16,525
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$ 700	683
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	807
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	6,031
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	919
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	320	317
Turkey (Republic of) 4.25% 2026	9,300	7,835
Turkey (Republic of) 4.875% 2026	3,580	3,098
Turkey (Republic of) 8.00% 2034	1,250	1,261
Turkey (Republic of) 6.00% 2041	2,820	2,325
Ukraine Government 7.75% 2019	18,600	18,698
United Kingdom 0.125% 2041[3]	£10,782	22,085
United Mexican States 4.15% 2027	$20,300	20,669
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	79,931
United Mexican States, Series M20, 8.50% 2029	55,000	2,915
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,838
		1,134,068
Municipals 1.04% Illinois 0.78%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	54,634
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,345	14,784
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,460	5,590
The Bond Fund of America — Page 34 of 47

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	$ 7,760	$ 9,395
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	40,145	41,296
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	143,265	140,888
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,760
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,297
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,355
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,176
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	7,559
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	838
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,344
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,902
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,026
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,600
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,262
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,173
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	654	676
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.50% 2050 (put 2025)[8]	6,275	6,309
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,270	1,336
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,374
		325,574
Michigan 0.05%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	5,105	5,191
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	15,990	16,585
		21,776
New Jersey 0.05%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,628
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,424
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	5,050
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,608
		20,710
Tennessee 0.03%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,335	1,385
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	880	910
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,575	3,725
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	4,485	4,686
		10,706
Minnesota 0.03%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,370	5,610
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	700	727
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,355	3,459
		9,796
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,735
The Bond Fund of America — Page 35 of 47

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.01%	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$ 980	$ 1,033
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	4,335	4,511
		5,544
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,250	1,287
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,795	3,932
		5,219
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,065	2,151
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,835	2,925
		5,076
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,495	4,623
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	4,135	4,256
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,325	3,391
New York 0.01%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,010	2,072
Kentucky 0.01%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,450	1,495
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,335	1,387
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,230	1,283
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,030	1,082
California 0.00%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	915	909
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	830	864
The Bond Fund of America — Page 36 of 47

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Massachusetts 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	$ 825	$ 851
Total municipals		433,349
Total bonds, notes & other debt instruments (cost: $38,493,357,000)		38,941,378
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	6,250	4,172
Total preferred securities (cost: $5,820,000)		4,172
Common stocks 0.00% Health care 0.00%
Rotech Healthcare Inc.[6,7,14,15]	342,069	2,053
Communication services 0.00%
Cumulus Media Inc., Class B6,14	22,271	401
Industrials 0.00%
NCI Building Systems, Inc.[4,6,14,15]	4,204	24
Information technology 0.00%
Corporate Risk Holdings I, Inc.[6,7,14]	188,850	22
Corporate Risk Holdings Corp.[6,7,14,15]	955	— [1]
		22
Total common stocks (cost: $14,075,000)		2,500
Short-term securities 10.33% Money market investments 10.13%
Capital Group Central Cash Fund	42,383,838	4,237,536
U.S. Treasury bonds & notes 0.14%	Principal amount (000)
U.S. Treasury Bills 2.43%-2.46% due 12/5/2019-1/30/2020	$ 60,000	58,983
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Nigerian Treasury Bills 12.14%-14.31% due 8/1/2019-2/27/2020	NGN10,506,000	25,846
Total short-term securities (cost: $4,322,721,000)		4,322,365
Total investment securities 103.38% (cost: $42,835,973,000)		43,270,415
Other assets less liabilities (3.38)%		(1,414,922)
Net assets 100.00%		$41,855,493
The Bond Fund of America — Page 37 of 47

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2019[17] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
30 Day Federal Funds Futures	Long	1,707	April 2019	$ 711,307	$ 694,200	$ 172
30 Day Federal Funds Futures	Long	920	May 2019	383,364	374,202	30
30 Day Federal Funds Futures	Short	920	October 2019	(383,364)	(374,757)	(585)
90 Day Euro Dollar Futures	Long	3,702	December 2019	925,500	903,010	7,036
2 Year U.S. Treasury Note Futures	Long	60,947	July 2019	12,189,400	12,987,425	44,150
5 Year Euro-Bobl Futures	Long	975	June 2019	€ 97,500	145,616	1,169
5 Year U.S. Treasury Note Futures	Long	58,647	July 2019	$ 5,864,700	6,792,972	59,084
10 Year Euro-Bund Futures	Short	508	June 2019	€ (50,800)	(94,789)	(969)
10 Year U.S. Treasury Note Futures	Long	15,547	June 2019	$ 1,554,700	1,931,229	8,843
10 Year Ultra U.S. Treasury Note Futures	Short	8,889	June 2019	(888,900)	(1,180,293)	(22,971)
20 Year U.S. Treasury Bond Futures	Long	1,054	June 2019	105,400	157,738	4,421
30 Year Ultra U.S. Treasury Bond Futures	Long	2,018	June 2019	201,800	339,024	10,910
						$111,290
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD34,589	EUR30,375	Citibank	4/3/2019	$ 501
USD108,063	JPY11,940,000	Morgan Stanley	4/3/2019	288
USD20,078	MXN387,496	Citibank	4/3/2019	130
USD19,803	SGD26,700	HSBC Bank	4/3/2019	100
USD4,310	CAD5,682	Bank of New York Mellon	4/3/2019	58
USD491	GBP370	Bank of America, N.A.	4/3/2019	9
USD3,911	BRL14,650	Citibank	4/4/2019	172
USD1,614	KRW1,800,000	JPMorgan Chase	4/4/2019	28
USD3,064	AUD4,300	Bank of America, N.A.	4/4/2019	10
COP42,430,000	USD13,699	Goldman Sachs	4/4/2019	(395)
CLP16,700,000	USD25,699	Citibank	4/4/2019	(1,159)
USD20,930	KRW23,375,000	HSBC Bank	4/5/2019	333
USD387	ZAR5,500	HSBC Bank	4/5/2019	6
USD257	EUR225	Citibank	4/5/2019	4
USD4,391	INR314,050	UBS AG	4/5/2019	(137)
USD48,272	GBP36,530	JPMorgan Chase	4/8/2019	669
USD30,474	EUR26,830	Morgan Stanley	4/8/2019	352
JPY3,408,419	USD30,522	HSBC Bank	4/8/2019	257
USD12,773	MXN247,000	Goldman Sachs	4/8/2019	68
USD3,251	EUR2,870	Morgan Stanley	4/8/2019	28
USD1,187	MXN23,000	Citibank	4/8/2019	4
USD14,616	SEK135,800	JPMorgan Chase	4/8/2019	(1)
MXN47,480	USD2,450	Citibank	4/8/2019	(7)
CAD50,925	USD38,325	Bank of America, N.A.	4/8/2019	(207)
USD41,265	EUR36,395	Bank of America, N.A.	4/9/2019	401
JPY5,640,000	USD50,620	Bank of America, N.A.	4/9/2019	316
USD7,925	MXN154,000	HSBC Bank	4/9/2019	5
JPY8,623,000	USD77,786	Citibank	4/11/2019	104
EUR22,706	MXN500,000	HSBC Bank	4/11/2019	(207)
The Bond Fund of America — Page 38 of 47

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	$ 156
USD1,969	EUR1,750	HSBC Bank	4/12/2019	4
JPY1,769,000	USD15,944	Bank of America, N.A.	4/15/2019	41
AUD21,724	USD15,392	Goldman Sachs	4/15/2019	38
USD13,019	ZAR188,000	Morgan Stanley	4/15/2019	17
USD1,077	EUR950	HSBC Bank	4/15/2019	10
USD12,066	SEK112,000	HSBC Bank	4/15/2019	4
EUR22,150	USD25,107	HSBC Bank	4/15/2019	(225)
USD25,710	BRL99,000	HSBC Bank	4/16/2019	455
USD26,983	CHF26,648	Citibank	4/23/2019	158
USD632	EUR555	JPMorgan Chase	4/23/2019	8
USD364	EUR320	JPMorgan Chase	4/23/2019	5
USD250	EUR220	Bank of New York Mellon	4/23/2019	3
USD26,628	MXN504,000	Citibank	4/25/2019	775
USD26,933	GBP20,436	Morgan Stanley	4/25/2019	280
USD9,205	EUR8,116	Citibank	4/25/2019	80
USD5,848	EUR5,156	Goldman Sachs	4/25/2019	51
USD3,068	EUR2,704	Morgan Stanley	4/25/2019	28
USD3,078	EUR2,720	JPMorgan Chase	4/25/2019	20
JPY8,730,000	USD79,259	Citibank	4/25/2019	(298)
AUD37,310	NZD38,606	Morgan Stanley	4/26/2019	202
USD9,594	EUR8,430	HSBC Bank	4/26/2019	115
JPY3,381,918	USD30,834	HSBC Bank	4/26/2019	(243)
USD2,859	KRW3,223,000	Standard Chartered Bank	4/29/2019	17
USD2,449	EUR2,175	Bank of America, N.A.	5/6/2019	1
USD3,405	EUR3,025	Citibank	5/6/2019	1
USD1,103	EUR980	JPMorgan Chase	5/6/2019	— [1]
EUR11,001	NOK106,800	Citibank	5/6/2019	(21)
EUR21,800	USD24,679	Goldman Sachs	5/6/2019	(145)
USD53,378	MXN1,021,600	HSBC Bank	5/7/2019	1,080
CAD5,432	USD4,054	Morgan Stanley	5/7/2019	15
USD653	EUR575	JPMorgan Chase	5/7/2019	6
USD20,611	KRW23,388,000	JPMorgan Chase	5/7/2019	(18)
USD12,854	MXN246,800	HSBC Bank	5/8/2019	222
USD862	EUR765	JPMorgan Chase	5/8/2019	1
GBP2,060	USD2,705	Standard Chartered Bank	5/8/2019	(17)
EUR22,650	USD25,676	Bank of America, N.A.	5/8/2019	(181)
ZAR40,000	USD2,709	Standard Chartered Bank	5/9/2019	50
USD1,664	EUR1,465	JPMorgan Chase	5/9/2019	15
USD710	INR49,350	JPMorgan Chase	5/9/2019	2
JPY816,191	USD7,440	JPMorgan Chase	5/9/2019	(50)
USD68,374	INR4,748,500	Goldman Sachs	6/25/2019	596
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	1,709
USD35,500	MXN700,200	Goldman Sachs	9/17/2019	394
				$7,091
The Bond Fund of America — Page 39 of 47

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	$ (33)	$ —	$ (33)
U.S. EFFR	2.419%	5/1/2019	$13,660,000	(130)	—	(130)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	(134)	—	(134)
2.408%	U.S. EFFR	6/19/2019	$12,980,000	400	—	400
1.962%	3-month Canada BA	6/27/2019	C$532,000	(192)	—	(192)
2.6425%	U.S. EFFR	7/31/2019	$ 8,600,000	2,867	—	2,867
2.635%	U.S. EFFR	7/31/2019	8,510,000	2,764	—	2,764
2.45725%	U.S. EFFR	7/31/2019	434,800	52	—	52
2.782%	U.S. EFFR	9/18/2019	4,948,415	3,090	—	3,090
U.S. EFFR	2.448%	10/30/2019	15,250,000	(3,374)	—	(3,374)
2.16%	U.S. EFFR	1/29/2020	13,225,200	(56)	—	(56)
(0.223)%	EONIA	2/1/2020	€ 262,500	371	—	371
(0.122)%	6-month EURIBOR	2/1/2020	261,900	283	—	283
(0.2305)%	EONIA	2/2/2020	517,500	694	—	694
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(1,321)	—	(1,321)
U.S. EFFR	2.0575%	5/6/2020	$13,225,200	(83)	—	(83)
7.84%	28-day MXN-TIIE	5/8/2020	MXN954,155	(234)	—	(234)
7.87%	28-day MXN-TIIE	5/8/2020	1,749,845	(400)	—	(400)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(918)	—	(918)
2.898%	3-month USD-LIBOR	8/3/2020	$ 155,000	788	—	788
2.5045%	U.S. EFFR	8/29/2020	748,630	3,422	—	3,422
2.5215%	U.S. EFFR	8/29/2020	548,370	2,637	—	2,637
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(848)	—	(848)
2.622%	U.S. EFFR	9/14/2020	500,000	3,206	—	3,206
U.S. EFFR	2.429%	12/27/2020	281,500	(1,334)	—	(1,334)
2.4125%	U.S. EFFR	1/10/2021	1,030,000	4,782	—	4,782
2.3995%	U.S. EFFR	1/11/2021	33,220	147	—	147
2.4035%	U.S. EFFR	1/11/2021	24,780	111	—	111
2.3755%	U.S. EFFR	2/6/2021	538,000	2,337	—	2,337
2.346%	U.S. EFFR	2/26/2021	118,000	474	—	474
2.386%	U.S. EFFR	3/8/2021	2,367,015	11,594	—	11,594
2.37%	U.S. EFFR	3/8/2021	835,000	3,835	—	3,835
3-month USD-LIBOR	2.624%	3/8/2021	770,000	(3,206)	—	(3,206)
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	582	—	582
3-month USD-LIBOR	2.357%	3/28/2021	87,000	65	—	65
2.103%	U.S. EFFR	3/28/2021	297,000	(113)	—	(113)
2.1125%	U.S. EFFR	3/28/2021	1,386,800	(271)	—	(271)
3-month USD-LIBOR	2.348%	4/1/2021	1,771,000	1,542	—	1,542
U.S. EFFR	2.0775%	4/1/2021	114,500	97	—	97
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	201	—	201
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,198	—	1,198
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,189	—	1,189
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	12,936	—	12,936
3-month USD-LIBOR	1.25%	9/23/2021	430,000	11,372	—	11,372
3-month USD-LIBOR	1.225%	9/23/2021	346,500	9,371	—	9,371
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	9,044	—	9,044
2.326%	U.S. EFFR	1/2/2022	1,450,000	10,520	—	10,520
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	757	—	757
2.176%	U.S. EFFR	1/7/2022	$ 710,000	2,304	—	2,304
8.44%	28-day MXN-TIIE	1/7/2022	MXN995,842	723	—	723
The Bond Fund of America — Page 40 of 47

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
1.967%	3-month USD-LIBOR	1/26/2022	$ 37,500	$ (374)	$ —	$ (374)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(832)	—	(832)
2.5775%	U.S. EFFR	7/16/2022	$ 1,001,820	6,524	—	6,524
3-month USD-LIBOR	1.948%	7/28/2022	630,000	7,253	—	7,253
2.80%	3-month USD-LIBOR	9/2/2022	785,000	9,399	—	9,399
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(2,667)	—	(2,667)
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(741)	—	(741)
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	(12,476)	—	(12,476)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(12,975)	—	(12,975)
3-month USD-LIBOR	2.9415%	5/14/2023	22,700	(582)	—	(582)
2.5815%	U.S. EFFR	5/25/2023	459,000	10,505	—	10,505
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(2,925)	—	(2,925)
3.159%	3-month USD-LIBOR	10/9/2023	140,400	5,251	—	5,251
3-month USD-LIBOR	3.09009%	10/31/2023	263,410	(9,185)	—	(9,185)
3-month USD-LIBOR	3.0965%	10/31/2023	261,895	(9,205)	—	(9,205)
U.S. EFFR	2.4435%	12/20/2023	62,076	(1,190)	—	(1,190)
U.S. EFFR	2.45375%	12/20/2023	556,063	(10,918)	—	(10,918)
U.S. EFFR	2.4325%	12/21/2023	138,000	(2,578)	—	(2,578)
2.21875%	U.S. EFFR	3/14/2024	349,000	3,254	—	3,254
3-month USD-LIBOR	2.18075%	3/29/2024	74,400	387	—	387
3-month USD-LIBOR	2.194%	3/29/2024	74,900	343	—	343
3-month USD-LIBOR	2.21875%	3/29/2024	78,700	268	—	268
3-month USD-LIBOR	2.221%	4/1/2024	63,000	206	—	206
3-month USD-LIBOR	2.2935%	4/2/2024	400,000	— [1]	—	— [1]
3-month USD-LIBOR	2.30%	4/2/2024	50,000	(23)	—	(23)
2.768%	3-month USD-LIBOR	1/29/2025	230,000	1,820	—	1,820
6-month JPY-LIBOR	0.5327%	3/4/2025	¥ 6,100,000	(1,866)	—	(1,866)
2.524%	3-month USD-LIBOR	4/14/2025	$ 123,000	1,542	—	1,542
2.354%	3-month USD-LIBOR	9/25/2025	420,000	1,647	—	1,647
6-month JPY-LIBOR	0.46995%	11/17/2025	¥ 6,250,000	(1,840)	—	(1,840)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(1,248)	—	(1,248)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(1,278)	—	(1,278)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(1,102)	—	(1,102)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	166	—	166
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	80	—	80
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	148	—	148
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	15	—	15
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	— [1]	—	— [1]
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(322)	—	(322)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥ 7,700,000	1,174	—	1,174
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(283)	—	(283)
28-day MXN-TIIE	7.47%	4/5/2027	290,000	461	—	461
28-day MXN-TIIE	7.625%	5/20/2027	410,000	468	—	468
28-day MXN-TIIE	7.865%	12/8/2027	560,000	294	—	294
28-day MXN-TIIE	7.93%	12/9/2027	565,000	174	—	174
3-month USD-LIBOR	2.446%	1/8/2028	$ 42,000	(225)	—	(225)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	1,770	—	1,770
2.908%	3-month USD-LIBOR	2/1/2028	88,900	1,764	—	1,764
2.925%	3-month USD-LIBOR	2/1/2028	71,100	1,464	—	1,464
2.92%	3-month USD-LIBOR	2/2/2028	67,200	1,368	—	1,368
The Bond Fund of America — Page 41 of 47

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
3-month USD-LIBOR	2.891%	3/9/2028	$ 45,000	$ (1,858)	$ —	$ (1,858)
U.S. EFFR	2.5065%	3/22/2028	203,000	(6,605)	—	(6,605)
U.S. EFFR	2.535%	3/23/2028	156,100	(5,446)	—	(5,446)
U.S. EFFR	2.471%	3/27/2028	190,100	(5,632)	—	(5,632)
U.S. EFFR	2.4575%	3/29/2028	224,497	(7,248)	—	(7,248)
U.S. EFFR	2.424%	3/30/2028	189,960	(5,540)	—	(5,540)
U.S. EFFR	2.412%	4/5/2028	86,343	(2,143)	—	(2,143)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	3,958	—	3,958
6-month GBP-LIBOR	1.6567%	9/28/2028	£ 53,200	(2,901)	—	(2,901)
28-day MXN-TIIE	8.855%	12/28/2028	MXN556,991	(1,535)	—	(1,535)
3-month USD-LIBOR	2.724%	2/5/2029	$ 301,173	(8,267)	—	(8,267)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(8,787)	—	(8,787)
3-month USD-LIBOR	2.3665%	3/27/2029	65,000	282	—	282
3-month USD-LIBOR	2.395%	3/28/2029	187,000	328	—	328
3-month USD-LIBOR	2.3455%	3/29/2029	26,000	161	—	161
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(1,418)	—	(1,418)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(7,744)	—	(7,744)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(1,172)	—	(1,172)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	3,105	—	3,105
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(1,119)	—	(1,119)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(15)	—	(15)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(39)	—	(39)
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(692)	—	(692)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(763)	—	(763)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(764)	—	(764)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(608)	—	(608)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	2,394	—	2,394
3.193%	3-month USD-LIBOR	5/21/2038	45,000	4,383	—	4,383
3.062%	3-month USD-LIBOR	7/31/2038	23,500	1,822	—	1,822
2.835%	3-month USD-LIBOR	1/10/2039	21,500	908	—	908
6-month GBP-LIBOR	1.5872%	2/5/2039	£ 4,250	(229)	—	(229)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(394)	—	(394)
2.874%	3-month USD-LIBOR	2/6/2039	$ 13,900	673	—	673
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(829)	—	(829)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	582	—	582
3-month USD-LIBOR	2.525%	10/20/2045	28,000	338	—	338
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	432	—	432
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	378	—	378
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	41	—	41
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(162)	—	(162)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(50)	—	(50)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	530	—	530
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(48)	—	(48)
U.S. EFFR	2.166%	10/23/2047	55,000	1,468	—	1,468
U.S. EFFR	2.172%	11/8/2047	30,000	765	—	765
U.S. EFFR	2.145%	11/9/2047	33,500	1,045	—	1,045
U.S. EFFR	2.153%	11/10/2047	33,500	989	—	989
U.S. EFFR	2.155%	11/10/2047	18,850	549	—	549
U.S. EFFR	2.17%	11/13/2047	34,150	886	—	886
U.S. EFFR	2.5635%	2/12/2048	135,836	(7,806)	—	(7,806)
The Bond Fund of America — Page 42 of 47

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
2.98%	3-month USD-LIBOR	3/15/2048	$ 8,400	$ 698	$ —	$ 698
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	667	—	667
U.S. EFFR	2.4615%	3/15/2048	8,400	(301)	—	(301)
U.S. EFFR	2.485%	3/15/2048	8,400	(343)	—	(343)
2.917%	3-month USD-LIBOR	3/16/2048	16,700	1,166	—	1,166
U.S. EFFR	2.425%	3/16/2048	16,700	(469)	—	(469)
U.S. EFFR	2.505%	3/22/2048	14,700	(664)	—	(664)
U.S. EFFR	2.51375%	3/22/2048	16,300	(766)	—	(766)
U.S. EFFR	2.40875%	4/13/2048	61,900	(1,536)	—	(1,536)
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	475	—	475
U.S. EFFR	2.43625%	4/19/2048	60,300	(1,853)	—	(1,853)
U.S. EFFR	2.445%	6/4/2048	31,400	(1,034)	—	(1,034)
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	8,359	—	8,359
3.236%	3-month USD-LIBOR	10/31/2048	16,250	2,269	—	2,269
3-month USD-LIBOR	2.8755%	1/31/2049	157,500	(9,819)	—	(9,819)
					$—	$19,070
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2019 (000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$1,705,285	$(30,281)	$ (28,086)	$ (2,195)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	409,969	(27,249)	(24,793)	(2,456)
					$(52,879)	$(4,651)
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $291,936,000, which represented .70% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,483,039,000, which represented 10.71% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $103,295,000, which represented .25% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Coupon rate may change periodically.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,302,000, which represented .05% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
The Bond Fund of America — Page 43 of 47

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$ 12,646	$ 2,053.00%
NCI Building Systems, Inc.	11/16/2018	89	24.00
Corporate Risk Holdings Corp.	8/31/2015	-	-	.00
Total private placement securities		$ 12,735	$ 2,077.00%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information..
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $25,346,532,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,242,627,000. Interest
The Bond Fund of America — Page 44 of 47

unaudited
rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $120,969,014,000 and $1,710,332,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 16,084,991	$ —	$ 16,084,991
Corporate bonds & notes	—	12,031,597	10,534	12,042,131
Mortgage-backed obligations	—	7,723,951	—	7,723,951
Asset-backed obligations	—	1,522,888	—	1,522,888
Bonds & notes of governments & government agencies outside the U.S.	—	1,134,068	—	1,134,068
Municipals	—	433,349	—	433,349
Preferred securities	—	4,172	—	4,172
Common stocks	—	425	2,075	2,500
Short-term securities	4,237,536	84,829	—	4,322,365
Total	$4,237,536	$39,020,270	$12,609	$43,270,415
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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 135,815	$ —	$ —	$ 135,815
Unrealized appreciation on open forward currency contracts	—	10,402	—	10,402
Unrealized appreciation on interest rate swaps	—	203,151	—	203,151
Liabilities:
Unrealized depreciation on futures contracts	(24,525)	—	—	(24,525)
Unrealized depreciation on open forward currency contracts	—	(3,311)	—	(3,311)
Unrealized depreciation on interest rate swaps	—	(184,081)	—	(184,081)
Unrealized depreciation on credit default swaps	—	(4,651)	—	(4,651)
Total	$111,290	$ 21,510	$—	$132,800
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
AUD = Australian dollars	ICE = Intercontinental Exchange, Inc.
Auth. = Authority	INR = Indian rupees
BA = Banker’s acceptances	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD/C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
CLP = Chilean pesos	NOK = Norwegian kroner
COP = Colombian pesos	NZD = New Zealand dollars
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Econ. = Economic	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EONIA = Euro Overnight Index Average	SIFMA = Securities Industry and Financial Markets Association
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
Fac. = Facility	USD/$ = U.S. dollars
Facs. = Facilities	UYU = Uruguayan pesos
Fin. = Finance	ZAR = South African rand
The Bond Fund of America — Page 46 of 47

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-008-0519O-S66070	The Bond Fund of America — Page 47 of 47